     As filed with the Securities and Exchange Commission on November 15, 1996
                                       1933 Act Registration No. 33-62872
                                       1940 Act Registration No. 811-7724

                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [__X__]

              Pre-Effective Amendment No.  [_____]    [_____]
              Post-Effective Amendment No. [__4__]    [__X__]

                               and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [__X__]

                      Amendment No.        [__4__]    [__X__]

                           (Check Appropriate Box or Boxes)

                           NEUBERGER & BERMAN INCOME TRUST
                           -------------------------------
               (Exact Name of the Registrant as Specified in Charter)
                                   605 Third Avenue
                            New York, New York 10158-0180
                      (Address of Principal Executive Offices)
         Registrant's Telephone Number, Including Area Code: (212) 476-8800

                           Theodore P. Giuliano, President
                           Neuberger & Berman Income Trust
                             605 Third Avenue, 2nd Floor
                           New York, New York  10158-0180

                               Arthur C. Delibert, Esq.
                             Kirkpatrick & Lockhart LLP
                      1800 Massachusetts Avenue, N.W., 2nd Floor
                             Washington, D.C. 20036-1800
                     (Names and Addresses of Agents for Service)

     Approximate Date of Proposed Public Offering: Continuous

     It is proposed that this filing will become effective:

     _____ immediately upon filing pursuant to paragraph (b)
     _____ on _________________ pursuant to paragraph (b)
     _____ 60 days after filing pursuant to paragraph (a)(1)
     __X__ on February 3, 1997 pursuant to paragraph (a)(1)
     _____ 75 days after filing pursuant to paragraph (a)(2)
     _____ on __________ pursuant to paragraph (a)(2)

              Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, and the notice required by such rule for its 1996 fiscal year will be filed on or about December 23, 1996.

              Neuberger & Berman Income Trust is a "master/feeder fund." This Post-Effective Amendment No. 4 includes a signature page for the master fund, Income Managers Trust, and appropriate officers and trustees thereof.

                                                Page _____ of _____
                                                Exhibit Index
                                                Begins on Page _____

                           NEUBERGER & BERMAN INCOME TRUST

               CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 4 ON FORM N-1A


              This Post-Effective Amendment consists of the following papers and documents:

     Cover Sheet

     Contents of Post-Effective Amendment No. 4 on Form N-1A

     Cross Reference Sheet

     Neuberger & Berman Limited Maturity Bond Trust
     Neuberger & Berman Ultra Short Bond Trust
     ----------------------------------------------

              Part A - Prospectus

              Part B - Statement of Additional Information

              Part C - Other Information

     Signature Pages

                           NEUBERGER & BERMAN INCOME TRUST
               CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 4 ON FORM N-1A
                                CROSS REFERENCE SHEET

                This cross reference sheet relates to the Prospectus
                     and Statement of Additional Information for
                   Neuberger & Berman Limited Maturity Bond Trust
                    and Neuberger & Berman Ultra Short Bond Trust

                      Form N-1A Item No.               Caption in Part A Prospectus
                      ------------------               ----------------------------


       Item 1.        Cover Page                       Front Cover Page

       Item 2.        Synopsis                         Expense Information; Summary

       Item 3.        Condensed Financial              Financial Highlights; Information
                                                       Performance Information

       Item 4.        General Description of           Investment Programs; Description
                      Registrant                       of Investments; Special
                                                       Information Regarding
                                                       Organization, Capitalization, and
                                                       Other Matters

       Item 5.        Management of the Fund           Management and Administration;
                                                       Back Cover Page

       Item 6.        Capital Stock and Other          Front Cover Page; Dividends,
                      Securities                       Other Distributions, and Taxes;
                                                       Special Information Regarding
                                                       Organization, Capitalization, and
                                                       Other Matters

       Item 7.        Purchase of Securities Being     Shareholder Services; Share
                      Offered                          Prices and Net Asset Value;
                                                       Management and Administration

       Item 8.        Redemption or Repurchase         Shareholder Services; Share
                                                       Prices and Net Asset Value

       Item 9.        Pending Legal Proceedings        Not Applicable







                                        - 4 -






                                                      Caption in Part B Statement of
                      Form N-1A Item No.              Additional Information
                      ------------------              ------------------------------

       Item 10.       Cover Page                      Cover Page

       Item 11.       Table of Contents               Table of Contents

       Item 12.       General Information and         Not Applicable
                      History

       Item 13.       Investment Objectives and       Investment Information; Certain
                      Policies                        Risk Considerations

       Item 14.       Management of the Fund          Trustees And Officers

       Item 15.       Control Persons and Principal   Control Persons And Principal
                      Holders of Securities           Holders of Securities

       Item 16.       Investment Advisory and Other   Investment Management and
                      Services                        Administration Services; Trustees
                                                      And Officers; Distribution
                                                      Arrangements; Reports To
                                                      Shareholders; Custodian And
                                                      Transfer Agent; Independent
                                                      Auditors

       Item 17.       Brokerage Allocation            Portfolio Transactions

       Item 18.       Capital Stock and Other         Investment Information;
                      Securities                      Additional Redemption Information;
                                                      Dividends and Other Distributions

       Item 19.       Purchase, Redemption and        Distribution Arrangements;
                      Pricing of Securities Being     Additional Exchange Information;
                      Offered                         Additional Redemption Information

       Item 20.       Tax Status                      Dividends and Other Distributions;
                                                      Additional Tax Information

       Item 21.       Underwriters                    Investment Management and
                                                      Administration Services;
                                                      Distribution Arrangements

       Item 22.       Calculation of Performance      Performance Information
                      Data

       Item 23.       Financial Statements            Financial Statements

                                       Part C
                                       ------

          Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Post-Effective Amendment No. 4.

              Neuberger&Berman
     INCOME TRUST

              No-Load Bond Funds
     -------------------------------------------------------------------------

              Neuberger&Berman ULTRA SHORT BOND TRUST(REGISTERED TRADEMARK)

              Neuberger&Berman LIMITED MATURITY BOND TRUST(REGISTERED
              TRADEMARK)

              YOU CAN BUY, OWN, AND SELL FUND SHARES ONLY THROUGH AN ACCOUNT WITH A PENSION PLAN ADMINISTRATOR, BROKER-DEALER, OR OTHER INSTITUTION (EACH AN "INSTITUTION") WHICH PROVIDES ACCOUNTING, RECORDKEEPING AND OTHER SERVICES TO INVESTORS AND WHICH HAS AN ADMINISTRATIVE SERVICES AGREEMENT WITH NEUBERGER&BERMAN MANAGEMENT INCORPORATED ("N&B MANAGEMENT").
     -------------------------------------------------------------------------

              EACH OF THE ABOVE-NAMED FUNDS (A "FUND") INVESTS ALL OF ITS NET INVESTABLE ASSETS IN A CORRESPONDING PORTFOLIO (A "PORTFOLIO") OF INCOME MANAGERS TRUST ("MANAGERS TRUST"), AN OPEN-END MANAGEMENT INVESTMENT COMPANY MANAGED BY N&B MANAGEMENT. EACH PORTFOLIO INVESTS IN SECURITIES IN ACCORDANCE WITH AN INVESTMENT OBJECTIVE, POLICIES, AND LIMITATIONS IDENTICAL TO THOSE OF ITS CORRESPONDING FUND. THE INVESTMENT PERFORMANCE OF EACH FUND DIRECTLY CORRESPONDS WITH THE INVESTMENT PERFORMANCE OF ITS CORRESPONDING PORTFOLIO. THIS "MASTER/FEEDER FUND" STRUCTURE IS DIFFERENT FROM THAT OF MANY OTHER INVESTMENT COMPANIES WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES. FOR MORE INFORMATION ON THIS UNIQUE STRUCTURE THAT YOU SHOULD CONSIDER, SEE "SUMMARY" ON PAGE 5 AND "SPECIAL INFORMATION REGARDING ORGANIZATION, CAPITALIZATION, AND OTHER MATTERS" ON PAGE 16.

              The Funds are no-load mutual funds, so there are no sales commissions or other charges when buying or redeeming shares. The Funds do not pay "12b-1 fees" to promote or distribute their shares. The Funds declare income dividends daily and pay them monthly.

              Please read this Prospectus before investing in either of the Funds and keep it for future reference. It contains information about the Funds that a prospective investor should know before investing. A Statement of Additional Information ("SAI") about the Funds and
     Portfolios, dated February 3, 1997, is on file with the Securities and Exchange Commission ("SEC"). The SAI is incorporated herein by reference (so it is legally considered a part of this Prospectus). You can obtain a free copy of the SAI by calling N&B Management at 800-877-9700.
                                       Prospectus Dated February 3, 1997

              MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

              THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  TABLE OF CONTENTS

     SUMMARY . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     4
     The Funds and Portfolios  . . . . . . . . . . . . . . . . . . . . . .     4
     Risk Factors  . . . . . . . . . . . . . . . . . . . . . . . . . . . .     5
     Management  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     5
     EXPENSE INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . .     5
     Shareholder Transaction Expenses for Each Fund  . . . . . . . . . . .     6
     Annual Fund Operating Expenses  . . . . . . . . . . . . . . . . . . .     6
     Example . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     7

     FINANCIAL HIGHLIGHTS  . . . . . . . . . . . . . . . . . . . . . . . .     9
     Selected Per Share Data and Ratios . . . . . . . . . . . .             .  8
     Ultra Short Bond Trust  . . . . . . . . . . . . . . . . . . . . . . .     8

     Limited Maturity Bond Trust   . . . . . . . . . . . . . . . . . . . .     9
     INVESTMENT PROGRAMS . . . . . . . . . . . . . . . . . . . . . . . . .    11
     Short-Term Trading; Portfolio Turnover  . . . . . . . . . . . . . . .    12
     Ratings of Securities . . . . . . . . . . . . . . . . . . . . . . . .    12
     Borrowings  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    13
     Other Investments . . . . . . . . . . . . . . . . . . . . . . . . . .    13
     Duration  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    13
     PERFORMANCE INFORMATION . . . . . . . . . . . . . . . . . . . . . . .    14
     Yield . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    14
     Total Return  . . . . . . . . . . . . . . . . . . . . . . . . . . . .    15
     Yield and Total Return Information  . . . . . . . . . . . . . . . . .    15
     SPECIAL INFORMATION REGARDING ORGANIZATION, CAPITALIZATION, AND OTHER
     MATTERS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    15
     The Funds . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    15
     The Portfolios  . . . . . . . . . . . . . . . . . . . . . . . . . . .    16
     SHAREHOLDER SERVICES  . . . . . . . . . . . . . . . . . . . . . . . .    17
     How to Buy Shares . . . . . . . . . . . . . . . . . . . . . . . . . .    17
     How to Sell Shares  . . . . . . . . . . . . . . . . . . . . . . . . .    18
     Exchanging Shares . . . . . . . . . . . . . . . . . . . . . . . . . .    18
     SHARE PRICES AND NET ASSET VALUE  . . . . . . . . . . . . . . . . . .    19
     DIVIDENDS, OTHER DISTRIBUTIONS, AND TAXES . . . . . . . . . . . . . .    19
     Distribution Options  . . . . . . . . . . . . . . . . . . . . . . . .    20
     Taxes . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    20
     MANAGEMENT AND ADMINISTRATION . . . . . . . . . . . . . . . . . . . .    21
     Trustees and Officers . . . . . . . . . . . . . . . . . . . . . . . .    21
     Investment Manager, Administrator, Distributor, and Sub-Adviser . . .    21
     Expenses  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    22
     Transfer Agent  . . . . . . . . . . . . . . . . . . . . . . . . . . .    23
     DESCRIPTION OF INVESTMENTS  . . . . . . . . . . . . . . . . . . . . .    23
     USE OF JOINT PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION . . .    27
     OTHER INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . . .    28
     DIRECTORY . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    28
     FUNDS ELIGIBLE FOR EXCHANGE . . . . . . . . . . . . . . . . . . . . .    28

     SUMMARY

              The Funds and Portfolios
     --------------------------------------------------------------------------

              Each Fund is a series of Neuberger&Berman Income Trust (the "Trust") and invests in a corresponding Portfolio that, in turn, invests in securities in accordance with an investment objective, policies, and limitations that are identical to those of the Fund. This is sometimes called a master/feeder fund structure, because each Fund "feeds" shareholders' investments into its corresponding Portfolio, a "master" fund. The structure looks like this:



                Shareholders


                                     BUY SHARES IN



                Funds


                                     INVEST IN


                Portfolios



                                     INVEST IN


                Debt Securities & Other Securities



              The trustees who oversee the Funds believe that this structure may benefit shareholders; investment in a Portfolio by investors in addition to a Fund may enable the Portfolio to achieve economies of scale that could reduce expenses. For more information about the organization of the Funds and the Portfolios, including certain features of the master/feeder fund structure, see "Special Information Regarding Organization, Capitalization, and Other Matters" on page 16.

              The following table is a summary highlighting features of the Funds and their corresponding Portfolios. You may want to invest in one or both of the Funds depending on your particular investment needs. Of course, there can be no assurance that a Fund will meet its investment objective.




        Neuberger&Berman Income   Investment                                                        Comparative
        Trust                     Objective                        Principal Portfolio Investments  Information
        -----------------------   ---------                        -------------------------------  -----------
        Ultra Short               Current income with minimal      Money market instruments and     Lower expected price
                                  risk to principal and liquidity  investment grade debt            fluctuation; maximum average
                                                                   securities of government and     duration of two years
                                                                   non-government issuers

        Limited Maturity          Highest current income           Debt securities, primarily       More potential price
                                  consistent with low risk to      investment grade; maximum 10%    fluctuation; maximum average
                                  principal and liquidity; and     below investment grade, but no   duration of four years
                                  secondarily, total return        lower than B*


     * Securities that are below investment grade will be purchased only if rated B or higher by either Moody's Investors Service, Inc. ("Moody's) or Standard & Poor's ("S&P"), or if unrated by either of those entities, deemed by N&B Management to be of comparable quality. See page 13.


              Risk Factors
     ------------------------------------------------------------------------

              An investment in either Fund involves certain risks, depending upon the types of investments made by its corresponding Portfolio. The Portfolios invest in fixed income securities, which are likely to decline in value in times of rising market interest rates and to rise in value in times of falling interest rates. In general, the longer the maturity of a fixed income security, the more pronounced is the effect of a change in interest rates on the value of the security. Special risk factors apply to investments, which may be made by one or both Portfolios, in foreign securities, options and futures contracts, zero coupon bonds, and debt securities rated below investment grade. For more details about each
     Portfolio, its investments and their risks, see "Investment Programs" on page 16 and "Description of Investments" on page 24.

              Management
     ------------------------------------------------------------------------

              N&B Management, with the assistance of Neuberger&Berman, LLC ("Neuberger&Berman") as sub-adviser, selects investments for the Portfolios. N&B Management also provides administrative services to the Portfolios and the Funds and acts as distributor of Fund shares. See "Management and Administration" on page 22. If you want to know how to buy and sell shares of the Funds or exchange them for shares of other Neuberger&Berman Funds(REGISTERED TRADEMARK) made available through an Institution, see "Shareholder Services - How to Buy Shares" on page 18, "Shareholder Services - How to Sell Shares" on page 19, "Shareholder Services - Exchanging Shares" on page 19, and the policies of the Institution through which you are purchasing shares.


     EXPENSE INFORMATION

              This section gives you certain information about the expenses of each Fund and its corresponding Portfolio. See "Performance Information" for important facts about the investment performance of each Fund, after taking expenses into account.

              Shareholder Transaction Expenses for Each Fund
     -------------------------------------------------------------------------

              As shown by this table, there are no transaction charges when you buy or sell Fund shares.

          Sales Charge Imposed on Purchases                            NONE
          Sales Charge Imposed on Reinvested Dividends                 NONE
          Deferred Sales Charges                                       NONE
          Redemption Fees                                              NONE
          Exchange Fees                                                NONE


              Annual Fund Operating Expenses
              (as a percentage of average daily net assets)
     -------------------------------------------------------------------------

              The following table shows annual Total Operating Expenses for each Fund, which are paid out of the assets of the Funds and which include each Fund's pro rata portion of the Operating Expenses of its corresponding Portfolio. A Fund's Total Operating Expenses are borne indirectly by the Fund's shareholders. Each Fund pays N&B Management an administration fee based on the Fund's average daily net assets. Each Portfolio pays N&B Management a management fee, based on the Portfolio's average daily net assets; a pro rata portion of this fee is borne indirectly by the corresponding Fund. Therefore, the table combines management and administration fees. The Funds and Portfolios also incur other expenses for things such as accounting and legal fees, maintaining shareholder records, and furnishing shareholder statements and Fund reports. "Operating Expenses" exclude interest, taxes, brokerage commissions, and extraordinary expenses. The Funds' expenses are factored into their share prices and dividends and are not charged directly to Fund shareholders. For more information, see "Management and Administration" and the SAI.

      Neuberger&Berman Income            Management and        12b-1       Other        Total Operating
      Trust                           Administration Fees*      Fees     Expenses*         Expenses*

      ULTRA SHORT                             __%               None        __%               __%

      LIMITED MATURITY                        __%               None        __%               __%



     * (Reflects N&B Management's expense reimbursement undertaking described below)

              Total Operating Expenses for each Fund are based upon current administration fees for the Fund and management fees for its corresponding Portfolio, with "Other Expenses" based on each Fund's and Portfolio's expenses for the past fiscal year. The trustees of the Trust believe that the aggregate per share expenses of each Fund and its corresponding

     Portfolio will be approximately equal to the expenses the Fund would incur if its assets were invested directly in the type of securities held by its corresponding Portfolio. The trustees of the Trust also believe that investment in a Portfolio by investors in addition to a Fund may enable the Portfolio to achieve economies of scale which could reduce expenses. The expenses, and accordingly, the returns of other funds that may invest in the Portfolios may differ from those of the Funds.


              The previous table reflects N&B Management's voluntary undertaking to reimburse each Fund for its Operating Expenses and pro rata share of its corresponding Portfolio's Operating Expenses which, in the aggregate, exceed the following percentage per annum of the Fund's average daily net assets: ULTRA SHORT, 0.75%; LIMITED MATURITY, 0.80%. Each undertaking can be terminated by N&B Management by giving a Fund at least 60 days' prior written notice. Absent the reimbursement, Management and Administration Fees would be ___% and ____%, Other Expenses would be ____% and ____%, and Total Operating Expenses would be ____% and ____% per annum of the average daily net assets of ULTRA SHORT and LIMITED MATURITY, respectively, based upon the expenses of each Fund for its 1996 fiscal year.


              For more information about the current expense reimbursement undertakings, see "Expenses" on page 23.


              Example
     ---------------------------------------------------------------------

              To illustrate the effect of Operating Expenses, let's assume that each Fund's annual return is 5% and that it had Total Operating Expenses described in the table above. For every $1,000 you invested in each Fund, you would have paid the following amounts of total expenses if you closed your account at the end of each of the following time periods:


      Neuberger&Berman                 1 year  3 years   5 years  10 years
      Income Trust

      ULTRA SHORT                      $       $         $        $
      LIMITED MATURITY                 $       $         $        $


              The assumption in this example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. THE INFORMATION IN THE PREVIOUS TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN; ACTUAL EXPENSES OR RETURNS MAY BE GREATER OR LESS THAN THOSE SHOWN, AND MAY CHANGE IF EXPENSE REIMBURSEMENTS CHANGE.

     FINANCIAL HIGHLIGHTS

              Selected Per Share Data and Ratios
     -----------------------------------------------------------------------

              The financial information in the following tables is for each Fund as of October 31, 1996, and the prior periods. This information has been audited by the Funds' independent auditors. You may obtain, at no cost, further information about the performance of the Funds in their annual report to shareholders. The auditors' reports are incorporated in the SAI by reference to the annual report. Please call 800-877-9700 for a free copy of the annual report and up-to-date information. Also, see "Performance Information."


     FINANCIAL HIGHLIGHTS

     Neuberger&Berman

              Ultra Short Bond Trust
     -------------------------------------------------------------------------

              The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Portfolio's income and expenses. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                                                               Period from
                                                                                                               September 7,
                                                                                          Year Ended            1993(1) to
                                                                                          October 31,          October 31,
                                                                                          ----------           ------------

                                                                            1996      1995         1994            1993
                                                                            ----      ----         ----            ----
     Net Asset Value, Beginning of Year                                              $9.79         $9.97           $10.00
     Income From Investment Operations
        Net Investment Income                                                          .53           .37              .05
        Net Gains or Losses on Securities (both realized and unrealized)               .06          (.18)            (.03)
              Total From Investment Operations                                         .59           .19              .02
     Less Distributions
        Dividends (from net investment income)                                        (.53)         (.37)            (.05)
     Net Asset Value, End of Year                                                    $9.85         $9.79            $9.97
     Total Return~                                                                   +6.15%        +1.92%           +0.17%(2)
     Ratios/Supplemental Data
        Net Assets, End of Year (in millions)                                        $1.7          $1.2             $0.2
        Ratio of Expenses to Average Net Assets(3)                                     .72%          .65%             .65%(4)
        Ratio of Net Investment Income to Average Net Assets(3)                       5.42%         3.86%            2.98%(4)


     See Notes to Financial Highlights.

     FINANCIAL HIGHLIGHTS

     Neuberger&Berman

        Limited Maturity Bond Trust
     -------------------------------------------

              The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Portfolio's income and expenses. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.


                                                                                                          Period from
                                                                                Year Ended           August 30, 1993(1) to
                                                                                October 31,              October 31,
                                                                                -----------          ---------------------
                                                                  1996       1995          1994           1993
                                                                  ----       ----          ----           ----
     Net Asset Value, Beginning of Year                                       $9.43         $9.97           $10.00
     Income From Investment Operations
          Net Investment Income                                                 .58           .54              .08
          Net Gains or Losses on Securities (both realized and
          unrealized)                                                           .18          (.54)            (.03)
              Total From Investment Operations                                  .76          -                 .05
     Less Distributions
          Dividends (from net investment income)                               (.58)         (.54)            (.08)
     Net Asset Value, End of Year                                             $9.61         $9.43            $9.97

     Total Return~                                                            +8.36%        -0.01%           +0.55%(2)
     Ratios/Supplemental Data
          Net Assets, End of Year (in millions)                              $11.9          $6.7             $0.1
          Ratio of Expenses to Average Net Assets(3)                            .77%          .70%             .65%(4)
          Ratio of Net Investment Income to Average Net Assets(3)              6.16%         5.72%            4.99%(4)


     See Notes to Financial Highlights.

     NOTES TO FINANCIAL HIGHLIGHTS

     1)   The date investment operations commenced.
     2)   Not annualized.
     3) After reimbursement of expenses by N&B Management. Had N&B Management not undertaken such action the annualized ratios to average daily net assets would have been:


        Neuberger&Berman                                      Period from
         ULTRA SHORT                        Year Ended     September 7, 1993
          Bond Trust                        October 31,     to October 31,
        ---------------                     ---------       ----------------
                                1996       1995   1994            1993
                                ----       ----   ----            ----

        Expenses                           2.50%  2.50%          2.50%
        Net Investment Income              3.64%  2.01%          1.13%

        Neuberger&Berman                                      Period from
        LIMITED MATURITY                   Year Ended       August 30, 1993
        Bond Trust                          October 31,      to October 31,
        -----------------                   -----------    -----------------
                                1996         1995    1994         1993
                                ----         ----    ----         ----

        Expenses                            2.18%   2.50%        2.50%
        Net Investment Income               4.75%   3.92%        3.14%


     4)   Annualized.
     5) Each Fund invests only in its corresponding Portfolio, and that Portfolio, rather than the Fund, engages in securities transactions. Therefore, neither Portfolio calculates a portfolio turnover rate. The portfolio turnover rates for each Portfolio were as follows:

                                                          Period from July 2,
                                                           1993 (Commencement
                                              Year Ended   of Operations) to
                                              October 31,     October 31,
                                              -----------  -----------------
                                         1996  1995  1994         1993
                                         ----  ----  ----         ----
     Neuberger&Berman ULTRA SHORT Bond
     Portfolio                                 148%  94%          46%
     Neuberger&Berman LIMITED MATURITY
     Bond Portfolio                            88%   102%         71%

     ~ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of each Fund during each year or other fiscal period shown in the table and assumes dividends and capital gain distributions, if any, were reinvested.

          Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total returns would have been lower if N&B Management had not reimbursed certain expenses.


     INVESTMENT PROGRAMS

          The investment policies and limitations of each Fund are identical to those of its corresponding Portfolio. Each Fund invests only in its corresponding Portfolio. Therefore, the following shows you the kinds of securities in which each Portfolio invests. For an explanation of some types of investments, see "Description of Investments" on page 24.

          Investment policies and limitations of the Funds and the Portfolios are not fundamental unless otherwise specified in this Prospectus or the SAI. While a non-fundamental policy or limitation may be changed by the trustees of the Trust or of Managers Trust without shareholder approval, the Funds intend to notify shareholders before making any material change to such policies or limitations. Fundamental policies may not be changed without shareholder approval.

          The investment objectives of the Funds and Portfolios are not fundamental. There can be no assurance that the Funds or Portfolios will achieve their objectives. Each Fund, by itself, does not represent a comprehensive investment program.

          Additional   investment   techniques,   features,    and   limitations
     concerning the Portfolios' investment programs are described in the SAI.

          The value of fixed income securities is likely to rise in times of falling market interest rates and fall in times of rising interest rates. Investments in shorter-term income securities normally are less affected by interest rate changes than are investments in longer-term securities. The value of income securities is also affected by changes in the creditworthiness of the issuer.

          The investment objective of Neuberger&Berman ULTRA SHORT Bond Trust and Portfolio is to provide current income with minimal risk to principal and liquidity. The investment objective of Neuberger&Berman LIMITED MATURITY Bond Trust and Portfolio is to provide the highest current income consistent with low risk to principal and liquidity; and secondarily, total return.

          Each Portfolio invests in a diversified portfolio of fixed and variable rate debt securities and seeks to increase income and preserve or enhance total return by actively managing average portfolio duration in light of market conditions and trends.

          Neuberger&Berman ULTRA SHORT Bond Portfolio invests in a diversified portfolio of U.S. Government and Agency Securities and investment grade debt securities issued by financial institutions, corporations, and others. The Portfolio's dollar-weighted average duration will not exceed two years, although the Portfolio may invest in individual securities of any duration. Securities in which the Portfolio may invest include mortgage-backed and asset-backed securities, money market instruments, repurchase agreements with respect to U.S. Government and Agency Securities, and U.S. dollar-denominated securities of foreign issuers. The Portfolio may also enter into futures contracts and purchase and sell options on futures contracts. The Portfolio may invest 25% or more of its total assets in U.S. Government and Agency Securities or in certificates of deposit or bankers' acceptances issued by domestic branches of U.S. banks.


          Neuberger&Berman LIMITED MATURITY Bond Portfolio invests in a diversified portfolio consisting primarily of U.S. Government and Agency Securities and investment grade debt securities issued by financial institutions, corporations, and others. The dollar-weighted average duration of the Portfolio will not exceed four years, although the Portfolio may invest in individual securities of any duration. The Portfolio's dollar-weighted average portfolio maturity may range up to five years. Securities, in which the Portfolio may invest, include mortgage-backed and asset-backed securities, repurchase agreements with respect to U.S. Government and Agency Securities, and foreign investments. The Portfolio may invest up to 10% of its net assets in fixed income securities that are below investment grade, including unrated securities deemed by N&B Management to be of comparable quality. The Portfolio will not invest in such securities unless they are rated at least B by Moody's or S&P, or if unrated by either of those entities, deemed by N&B Management to be of comparable quality. For information on the risks associated with investments in securities rated below investment grade, see "Ratings of Securities." The Portfolio may purchase and sell covered call and put options, interest-rate futures contracts, and options on those futures contracts and may lend portfolio securities. The Portfolio may invest up to 5% of its net assets in municipal securities when N&B Management believes such securities may outperform other available issues.


          Short-Term Trading; Portfolio Turnover
     --------------------------------------------------------------------------

           Although neither Portfolio purchases securities with the intention of profiting from short-term trading, each Portfolio may sell portfolio securities prior to maturity when N&B Management believes that such action is advisable. The portfolio turnover rates of Neuberger&Berman ULTRA SHORT Bond Portfolio and Neuberger&Berman LIMITED MATURITY Bond Portfolio for 1996 and earlier years are set forth under "Notes to Financial Highlights." Turnover rates in excess of 100% generally result in higher transaction costs (which are borne directly by the Portfolio) and a possible increase in realized short-term capital gains or losses.


          Ratings of Securities
     --------------------------------------------------------------------------

          HIGH-QUALITY DEBT SECURITIES. High-quality debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization ("NRSRO"), such as Standard & Poor's ("S&P") or Moody's, in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency Securities, have been determined by N&B Management to be of comparable quality.

          INVESTMENT GRADE DEBT SECURITIES. Investment grade debt securities are securities that have received a rating from at least one NRSRO in one of the four highest rating categories or, if not rated by any NRSRO, have been determined by N&B Management to be of comparable quality. Moody's deems securities rated in its fourth highest category (Baa) to have speculative characteristics; a change in economic factors could lead to a weakened capacity of the issuer to repay.

           LOWER RATED DEBT SECURITIES (Neuberger&Berman Limited Maturity Bond Portfolio). Securities rated below investment grade are described as "speculative" by both Moody's and S&P. Securities rated B are judged to be predominantly speculative with respect to their capacity to pay interest and repay principal in accordance with the terms of the obligations. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. N&B Management seeks to reduce the risks associated with investing in such securities by limiting the Portfolio's holdings in them and by extensively analyzing the potential benefits of such an investment in relation to the associated risks.


          The following table shows the ratings of debt securities held by Neuberger&Berman LIMITED MATURITY Bond Portfolio for the year ended October 31, 1996. These percentages are historical only and are not necessarily representative of the ratings of current and future holdings.


                          Neuberger & Berman LIMITED MATURITY Bond Portfolio's
                Holdings of Debt Securities, by Rating for the Year Ended October 31, 1996
               ---------------------------------------------------------------------------

                                               Moody's
                                       Investors Service, Inc.             Standard & Poor's
                                       (as a % of investments)          (as a % of investments)

                                           Rating      Average              Rating       Average
                                           ------      -------              ------       -------


       INVESTMENT GRADE

       Highest quality                        Aaa       _____%                 AAA        _____%

       High quality                            Aa       _____%                  AA        _____%

       Upper-medium grade                       A       _____%                   A        _____%

       Medium grade                           Baa       _____%                 BBB        _____%

       LOWER QUALITY

       Moderately speculative                  Ba       _____%                  BB        _____%

       Speculative                              B       _____%                   B        _____%

       Highly Speculative                     Caa       _____%                 CCC        _____%

       Poor Quality                            Ca       _____%                  CC        _____%

       Lowest quality, no                       C       _____%                   C        _____%
       interest

       In default, in arrears                   -       _____%                   D        _____%

                                                        _____%                            _____%



                                                (as a % of investments)

     Securities not Rated by Moody's or S&P~

     Investment Grade~                                  _____%

     Lower Quality~~                                    _____%


     Total                                              _____%



     ~   The  dollar-weighted  average percentages  reflected  in the  table may include securities rated by other NRSROs, as well as unrated securities.

     ~~  As determined by N&B Management

          Further information regarding the ratings assigned to securities purchased by the Portfolios, and the meanings of those ratings, is included in the SAI and the Funds' annual report.


          Borrowings
     ------------------------------------------------------------------------

          Each Portfolio has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (2) enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Neither Portfolio expects to borrow money or to enter into reverse repurchase agreements. As a non-fundamental policy, neither Portfolio may purchase portfolio securities if its outstanding borrowings, including reverse repurchase agreements, exceed 5% of its total assets. Dollar rolls are treated as reverse repurchase agreements.


          Other Investments
     --------------------------------------------------------------------------

          For temporary defensive purposes, each Portfolio may invest up to 100% of its total assets in cash or cash equivalents, commercial paper, U.S. Government and Agency Securities and certain other money market instruments, as well as repurchase agreements on U.S. Government and Agency Securities, and may adopt shorter than normal weighted average maturities or durations.

          Duration
     --------------------------------------------------------------------------

          Duration is a measure of the sensitivity of debt securities to changes in market interest rates, based on the entire cash flow associated with the securities, including interest payments occurring before the final repayment of principal. N&B Management utilizes duration as a tool in portfolio selection instead of the more traditional measure known as "term to maturity." "Term to maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Duration therefore provides a more accurate measurement of a bond's likely price change in response to a given change in market interest rates. The longer the duration, the greater the bond's price movement will be as interest rates change. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity.

          Futures, options and options on futures have durations which are generally related to the duration of the securities underlying them. Holding long futures or call option positions will lengthen a Portfolio's duration by approximately the same amount as would holding an equivalent amount of the underlying securities. Short futures or put options have durations roughly equal to the negative duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities.


          There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage-backed securities. The stated final maturity of such securities is generally 30 years, but current and expected prepayment rates are critical in determining the securities'
     interest  rate  exposure.   In  these  and  other  similar situations,  N&B
     Management,  where  permitted,   will  use  more  sophisticated  analytical
     techniques that incorporate the economic life of a security into the determination of its interest rate exposure.


     PERFORMANCE INFORMATION

          The performance of the Funds can be measured as YIELD or as TOTAL return. The Portfolios invest in various kinds of fixed income securities, so their performance is related to changes in interest rates. Generally, investments in shorter-term income securities are less affected by interest rate changes than are investments in longer-term income securities. For this reason, longer-term bond funds usually have higher yields and carry more risk than shorter-term bond funds. The creditworthiness of issuers of income securities also affects their risk; for example, U.S. Government and Agency Securities are generally considered to have less risk than bonds rated "investment grade."

          The table under "Summary - The Funds and Portfolios" shows the investment objective, principal types of investments, and comparative information for each Fund and its corresponding Portfolio. This should help you decide which Fund best fits your needs. For more detailed information, see "Investment Programs" and "Description of Investments." Further information regarding each Fund's performance is presented in its annual report to shareholders, which is available without charge by calling 800-877-9700.

          Yield
     ------------------------------------------------------------------------

          YIELD refers to the income generated by an investment over a particular period of time, which is annualized (assumed to have been generated for one year) and expressed as an annual percentage rate. EFFECTIVE YIELD is yield assuming that all distributions are reinvested.

          Total Return
     ------------------------------------------------------------------------

          TOTAL RETURN is the change in value of an investment in a fund over a particular period, assuming that all distributions have been reinvested. Thus, total return reflects not only income earned, but also variations in share prices from the beginning to the end of a period.

          An average annual total return is a hypothetical rate of return that, if achieved annually, would result in the same cumulative total return as was actually achieved for the period. This smooths out year-to-year
     variations  in  actual  performance.  Past  results   do  not,  of  course,
     guarantee future performance. Share prices may vary, and your shares when redeemed may be worth more or less than your original purchase price.

          Yield and Total Return Information
     ------------------------------------------------------------------------

          You can obtain current performance information about each Fund by calling N&B Management at 800-877-9700. N&B Management has reimbursed the Funds for certain expenses, which has the effect of increasing their yields and total returns.

     SPECIAL  INFORMATION  REGARDING  ORGANIZATION,  CAPITALIZATION,  AND  OTHER
     MATTERS

          The Funds
     -----------------------------------------------------------------------

          Each Fund is a separate series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated as of May 6, 1993. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has two separate series. Each Fund invests all of its net investable assets in its corresponding Portfolio, in each case receiving a beneficial interest in that Portfolio. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

          DESCRIPTION OF SHARES. Each Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

          SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Funds. The trustees will call special meetings of shareholders of a Fund only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Fund entitled to vote.

          CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of a Fund will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.


          The Portfolios
     -----------------------------------------------------------------------

          Each Portfolio is a separate operating series of Managers Trust, a New York common law trust organized as of December 1, 1992. Managers Trust is registered under the 1940 Act as a diversified, open-end management investment company. Managers Trust has seven separate operating portfolios. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.


          FUNDS' INVESTMENTS IN PORTFOLIOS. Each Fund is a "feeder fund" that seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Portfolio, which is a "master fund." The Portfolio, which has the same investment objective, policies, and limitations as the Fund, in turn invests in securities; its corresponding Fund thus acquires an indirect interest in those securities. Historically, N&B Management, which is the administrator of each Fund and the investment manager of each Portfolio, has sponsored, with Neuberger&Berman, traditionally structured mutual funds since 1950. However, it has operated 11 master funds and 18 feeder funds since August 1993 and now operates 20 master funds and 32 feeder funds. This "master/feeder fund" structure is depicted in the "Summary" on page 5.

          Each Fund's investment in its corresponding Portfolio is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in a Portfolio. Two mutual funds that are series of Neuberger&Berman Income Funds ("N&B Income Funds"), Neuberger&Berman ULTRA SHORT Bond Fund and Neuberger&Berman LIMITED MATURITY Bond Fund, invest all of their respective net investable assets in the two Portfolios described herein. The shares of each series of N&B Income Funds are available for purchase by members of the general public. Each Portfolio may also permit other investment companies and/or other institutional investors to invest in the Portfolio. All investors will invest in a Portfolio on the same terms and conditions as a Fund and will pay a proportionate share of the Portfolio's expenses. The Trust does not sell its shares directly to members of the general public. Other investors in a Portfolio (including the series of N&B Income Funds) that might sell shares to members of the general public are not required to sell their shares at the same public offering price as a Fund, could have a different administration fee and expenses than a Fund, and (except N&B Income Funds) might charge a sales commission. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. Information regarding any fund that may invest in a Portfolio in the future will be available from N&B Management by calling 800-877-9700.

          The trustees of the Trust believe that investment in a Portfolio by a series of N&B Income Funds or by other potential investors in addition to a Fund may enable the Portfolio to realize economies of scale that could reduce its operating expenses, thereby producing higher returns and benefitting all shareholders. However, a Fund's investment in its corresponding Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if a large investor in a Portfolio (other than a Fund) redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

          Each Fund may withdraw its entire investment from its corresponding Portfolio at any time, if the trustees of the Trust determine that it is in the best interests of the Fund and its shareholders to do so. A Fund might withdraw, for example, if there were other investors in a Portfolio with power to, and who did by a vote of all investors (including the Fund), change the investment objective, policies, or limitations of the Portfolio in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio to the Fund. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's investment portfolio. If the Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If a Fund withdrew its investment from a Portfolio, the trustees of the Trust would consider what action might be taken, including the investment of all of the Fund's net investable assets in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Fund to find a suitable replacement could have a significant impact on shareholders.

          INVESTOR MEETINGS AND VOTING. Each Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subjected to a vote of investors, as required by the 1940 Act and other applicable law, a Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by the Fund's shareholders. If there are other investors in a Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all Portfolio investors; indeed, if other investors hold a majority interest in a Portfolio, they could have voting control of the Portfolio.

          CERTAIN PROVISIONS. Each investor in a Portfolio, including a Fund, will be liable for all obligations of the Portfolio. However, the risk of an investor in a Portfolio incurring financial loss beyond the amount of its investment on account of such liability would be limited to circumstances in which the Portfolio had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of a Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

     SHAREHOLDER SERVICES

          How to Buy Shares
     -----------------------------------------------------------------------

          YOU CAN BUY AND OWN FUND SHARES ONLY THROUGH AN ACCOUNT WITH AN INSTITUTION WHICH PROVIDES ACCOUNTING, RECORDKEEPING, AND OTHER SERVICES TO INVESTORS AND WHICH HAS AN ADMINISTRATIVE SERVICES AGREEMENT WITH N&B MANAGEMENT. N&B Management and the Funds do not recommend, endorse, or receive payments from any Institution. N&B Management compensates Institutions for services they provide under an administrative services agreement. N&B Management does not provide investment advice to any Institution or its clients or make decisions regarding their investments.

          Each Institution will establish its own procedures for the purchase of Fund shares, including minimum initial and additional investments for shares of each Fund and the acceptable methods of payment for shares. Shares are purchased at the next price calculated on a day the New York Stock Exchange ("NYSE") is open, after a purchase order is received and accepted by an Institution. Prices for Fund shares are usually calculated as of 4 p.m. Eastern time. Your Institution may be closed on days when the NYSE is open. As a result, prices for shares of the Funds may be significantly affected on days when you have no access to your Institution to buy shares.

          Other Information:

          o   An Institution must pay for shares it purchases in U.S. dollars.

          o Each Fund has the right to suspend the offering of its shares for a period of time. Each Fund also has the right to accept or reject a purchase order in its sole discretion, including certain purchase orders through an exchange of shares. See "Shareholder Services - Exchanging Shares."

          o   The Funds will not issue a certificate for your shares.

          How to Sell Shares
     -------------------------------------------------------------------------

          You can sell (redeem) all or some of your Fund shares only through an account with an Institution. Each Institution will establish its own procedures for the sale of Fund shares. Shares are sold at the next price calculated on a day the NYSE is open, after a sales order is received and accepted by an Institution. Prices for Fund shares are usually calculated as of 4 p.m. Eastern time. Your Institution may be closed on days when the NYSE is open. As a result, prices for shares of the Funds may be significantly affected on days when you have no access to your Institution to sell shares.

          Other Information:

          o Redemption proceeds will be paid to Institutions as agreed with each Fund but in any case within three business days (under unusual circumstances a Fund may take longer, as permitted by law).


          o Each Fund may suspend redemptions or postpone payments on days when the NYSE is closed (besides weekends and holidays), when trading on the NYSE is restricted, or as permitted by the SEC.

          Exchanging Shares
     --------------------------------------------------------------------------

          Through an account with an Institution, you may be able to exchange shares of a Fund for shares of another Neuberger & Berman Fund(REGISTERED TRADEMARK). Each Institution will establish its own exchange policy and procedures. Shares are exchanged at the next price calculated on a day the NYSE is open, after the exchange order is received and accepted by an Institution.



          o Shares can be exchanged only between accounts registered in the same name, address, and taxpayer ID number of the Institution.

          o An exchange can be made only into a mutual fund whose shares are eligible for sale in the state where the Institution is located.

          o   An exchange may have tax consequences.

          o Each Fund may refuse any exchange orders from any Institution if, for any reason, they are deemed not to be in the best interests of the Fund and its shareholders.

          o Each Fund may impose other restrictions on the exchange privilege, or modify or terminate the privilege, but will try to give each Institution advance notice whenever it can reasonably do so.


     SHARE PRICES AND NET ASSET VALUE

          Each Fund's shares are bought or sold at a price that is the Fund's net asset value ("NAV") per share. The NAVs for each Fund and its corresponding Portfolio are calculated by subtracting liabilities from total assets (in the case of a Portfolio, the market value of the securities the Portfolio holds plus cash and other assets; in the case of a Fund, its percentage interest in its corresponding Portfolio, multiplied by the Portfolio's NAV, plus any other assets). Each Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding and rounding the result to the nearest full cent. Each Fund and its corresponding Portfolio calculate their NAVs as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

          Each Portfolio values its securities on the basis of bid quotations from independent pricing services or principal market makers, or, if quotations are not available, by a method that the trustees of Managers Trust believe accurately reflects fair value. The Portfolios periodically verify valuations provided by the pricing services. Short-term securities with remaining maturities of less than 60 days are valued at cost which, when combined with interest earned, approximates market value.

     DIVIDENDS, OTHER DISTRIBUTIONS, AND TAXES

          Each Fund distributes substantially all of its share of any net investment income (net of the Fund's expenses) and any net realized capital gains earned by its corresponding Portfolio. Income dividends are declared daily for each Fund at the time its NAV is calculated and are paid monthly, and net realized capital gains, if any, are normally distributed annually in December. Investors who are considering the purchase of Fund shares in December should take this into account because of the tax consequences of such distributions. Income dividends will accrue beginning on the day after an investor's purchase order is converted to "federal funds."


          Distribution Options
     ------------------------------------------------------------------------

          REINVESTMENT IN SHARES. All dividends and other distributions, paid on shares of a Fund are automatically reinvested in additional shares of that Fund, unless an Institution elects to receive them in cash. Dividends are reinvested at the Fund's per share NAV on the last business day of each month. Each other distribution is reinvested at the Fund's per share NAV, usually as of the date the distribution is payable.

          DISTRIBUTIONS IN CASH. An Institution may elect to receive dividends in cash, with other distributions being reinvested in additional Fund shares, or to receive all dividends and other distributions in cash.


          Taxes
     -----------------------------------------------------------------------

          Each Fund intends to continue to qualify for treatment as a regulated investment company for federal income tax purposes so that it will be relieved of federal income tax on that part of its taxable income and realized gains that it distributes to its shareholders.

          An investment has certain tax consequences, depending on the type of account and the type of Fund in which you invest. IF YOU HAVE AN ACCOUNT UNDER A QUALIFIED RETIREMENT PLAN OR AN INDIVIDUAL RETIREMENT ACCOUNT, TAXES ARE DEFERRED.

          TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax and may also be subject to state and local income taxes. Distributions are taxable when they are paid, whether in cash or by reinvestment in additional Fund shares, except that distributions declared in December to shareholders of record on a date in that month and paid in the following January are taxable as if they were paid on December 31 of the year in which the distributions were declared. Investors who buy Fund shares just before a Fund deducts a distribution from its NAV will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution.


          For federal income tax purposes, income dividends and distributions of net short-term capital gain are taxed as ordinary income. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), when designated as such, are generally taxed as long-term capital gain no matter how long you have owned your shares. Distributions of net capital gain may include gains from the sale of portfolio securities that appreciated in value before you bought your shares. Neuberger&Berman LIMITED MATURITY Bond Portfolio may invest in municipal securities. Any distributions of income derived from these securities, however, are not tax-exempt, because the Portfolio is not permitted to invest the percentage of its assets in municipal securities required under federal tax law in order for its corresponding Fund to be eligible to distribute tax-free income.

          Every January, each Fund will send each Institution that is a shareholder therein a statement showing the amount of distributions paid in the previous year. Information accompanying that statement shows the portion of those distributions that generally are not taxable in certain states.

          TAXES ON REDEMPTIONS. Capital gains realized on redemption of Fund shares, including redemptions in connection with exchanges to other Neuberger&Berman Funds(REGISTERED TRADEMARK), are subject to tax. A capital gain or loss is the difference between the amount paid for shares (including the amount of any dividends and other distributions that were reinvested) and the amount received when shares are sold.

          When an Institution sells shares, it will receive a confirmation statement showing the number of shares sold and the price. Every January, Institutions will also receive a consolidated transaction statement for the previous year.

          Each  Institution  annually  will   send  investors  in  its  accounts
     statements  showing  distribution  and  transaction  information   for  the
     previous year.

          The foregoing is only a summary of some of the important tax considerations affecting each Fund and its shareholders. See the SAI for additional tax information. There may be other federal, state, local, or foreign tax considerations applicable to a particular investor. Therefore, investors should consult their tax advisers.


     MANAGEMENT AND ADMINISTRATION

          Trustees and Officers
     --------------------------------------------------------------------

          The trustees of the Trust and the trustees of Managers Trust, who are currently the same individuals, have oversight responsibility for the operations of each Fund and each Portfolio, respectively. The SAI contains general background information about each trustee and officer of the Trust and of Managers Trust. The trustees and officers of the Trust and of Managers Trust who are officers and/or directors of N&B Management and/or principals of Neuberger&Berman serve without compensation from the Funds or the Portfolios. The trustees of the Trust and of Managers Trust, including a majority of those trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or of Managers Trust, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest between the Trust and Managers Trust, including, if necessary, creating a separate board of trustees of Managers Trust.

          Investment Manager, Administrator, Distributor, and Sub-Adviser
     -------------------------------------------------------------------------

          N&B Management serves as the investment manager of each Portfolio, as administrator of each Fund, and as distributor of the shares of each Fund. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. In addition to serving the two Portfolios, N&B Management currently serves as investment manager of other mutual funds. Neuberger&Berman, which acts as sub-adviser for the Portfolios and other mutual funds managed by N&B Management, also serves as investment adviser of three other investment companies. The mutual funds managed by N&B Management and Neuberger&Berman had aggregate net assets of approximately $____ billion as of ______, 1996.


          As sub-adviser, Neuberger&Berman furnishes N&B Management with investment recommendations and research without added cost to the Portfolios. Neuberger&Berman is a member firm of the NYSE and other principal exchanges and may act as the Portfolios' principal broker to the extent that a broker is used in the purchase and sale of portfolio securities and the sale of covered call options. Neuberger&Berman and its affiliates, including N&B Management, manage securities accounts that had approximately $____ billion of assets as of ____________, 1996. All of the voting stock of N&B Management is owned by individuals who are principals of Neuberger&Berman.


          Theodore P. Giuliano, the President and a Trustee of the Trust and of Managers Trust, is a principal of Neuberger&Berman and a director and Vice

     President of N&B Management. Mr. Giuliano is the Manager of the Fixed Income Group of Neuberger&Berman, which he helped to establish in 1984. The Fixed Income Group manages fixed income accounts that had approximately $_____ billion of assets as of ________, 1996.


          The following members of the Fixed Income Group are, along with Theodore Giuliano, primarily responsible for the day-to-day management of the listed Portfolios:


          Neuberger&Berman ULTRA SHORT Bond Portfolio -- Josephine P. Mahaney. Ms. Mahaney, who has been a Senior Portfolio Manager in the Fixed Income Group since 1984, and a Vice President of N&B Management since November 1994, has been primarily responsible for Neuberger&Berman ULTRA SHORT Bond Portfolio since July 1993. She was an Assistant Vice President of N&B Management from 1986 to 1994.


          Neuberger&Berman LIMITED MATURITY Bond Portfolio -- Thomas G. Wolfe. Mr. Wolfe has been primarily responsible for Neuberger&Berman LIMITED MATURITY Bond Portfolio since October 1995. He has been a Senior Portfolio Manager in the Fixed Income Group since July 1993, Director of Fixed Income Credit Research since July 1993 and a Vice President of N&B Management since October 1995. From November 1987 to June 1993, he was Vice President in the Corporate Finance Department of Standard & Poor's.


          The principals and employees of Neuberger&Berman and officers and employees of N&B Management, together with their families, have invested over $100 million of their own money in Neuberger&Berman Funds(REGISTERED TRADEMARK).


          To mitigate the possibility that a Portfolio will be adversely affected by employees' personal trading, the Trust, Managers Trust, N&B Management, and Neuberger&Berman have adopted policies that restrict securities trading in the personal accounts of the portfolio managers and others who normally come into possession of information on portfolio transactions.


          Expenses
     -------------------------------------------

          N&B Management provides investment management services to each Portfolio that include, among other things, making and implementing investment decisions and providing facilities and personnel necessary to operate the Portfolio. N&B Management provides administrative services to each Fund that include furnishing similar facilities and personnel for the Fund and performing accounting, recordkeeping, and other services for Institutions and their accounts. For such administrative services, each

     Fund pays N&B Management a fee at the annual rate of 0.50% of that Fund's average daily net assets. With a Fund's consent, N&B Management may subcontract to third parties, including Institutions, some of its responsibilities to that Fund under the administration agreement and may compensate third parties that provide such services. For investment management services, each Portfolio pays N&B Management a fee at the annual rate of 0.25% of the first $500 million of the Portfolio's average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion. During the fiscal year ended October 31, 1996, each Fund accrued administration fees, and a pro rata portion of the corresponding Portfolio's management fees, of ____% of each Fund's average daily net assets.

              Each Fund bears all expenses of its operations other than those borne by N&B Management as administrator of the Fund and as distributor of its shares. Each Portfolio bears all expenses of its operations other than those borne by N&B Management as investment manager of the Portfolio. These expenses include, but are not limited to, for the Funds and Portfolios, legal and accounting fees and compensation for trustees who are not affiliated with N&B Management; for the Funds, transfer agent fees and the cost of printing and sending reports and proxy materials to shareholders; and for the Portfolios, custodial fees for securities.

          See "Expense Information -- Annual Fund Operating Expenses" for information about how these fees and expenses may affect the value of your investment.


          N&B Management has voluntarily undertaken to reimburse each Fund for its Operating Expenses (including its administration fees) and its pro rata share of its corresponding Portfolio's Operating Expenses (including its management fees) that exceed, in the aggregate, the following percentage per annum of the Fund's average daily net assets:


      Neuberger&Berman ULTRA SHORT Bond Trust               0.75%
      Neuberger&Berman LIMITED MATURITY Bond Trust          0.80%

          Each undertaking can be terminated by N&B Management by giving a Fund at least 60 days' prior written notice. The effect of reimbursement by N&B Management is to reduce a Fund's expenses and thereby increase its total return.


          For the fiscal year ended October 31, 1996, each Fund bore total operating expenses as a percentage of its average daily net assets (after taking into consideration N&B Management's expense reimbursement for each
     Fund), as follows:

      Neuberger&Berman ULTRA SHORT Bond Trust
      Neuberger&Berman LIMITED MATURITY Bond Trust


          Transfer Agent
     -------------------------------------------------------------------------

          The Funds' transfer agent is State Street Bank and Trust Company ("State Street"). State Street administers purchases, redemptions, and transfers of Fund shares with respect to Institutions and the payment of dividends and other distributions to Institutions. All correspondence should be sent to Neuberger&Berman Funds, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180.


     DESCRIPTION OF INVESTMENTS

          In addition to the securities referred to in "Investment Programs" herein, each Portfolio, as indicated below, may make the following investments, among others, individually or in combination, although it may not necessarily buy all of the types of securities or use all of the investment techniques that are described. For additional information on the following investments or other types of investments which the Portfolios may make, see the SAI.

          U.S. GOVERNMENT AND AGENCY SECURITIES. U.S. Government Securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies, or by instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Student Loan Marketing Association, and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit  of  the  issuer. U.S.  Government  Agency  Securities  include U.S.
     Government mortgage-backed securities. The market prices of U.S. Government Securities are not guaranteed by the Government and generally fluctuate with changing interest rates.

          VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate securities have interest rate adjustment formulas that may help to stabilize their market value. Many of these instruments carry a demand feature which permits a Portfolio to sell them during a determined time period at par value plus accrued interest. The demand feature is often backed by a credit instrument, such as a letter of credit, or by a creditworthy insurer. A Portfolio may rely on the credit instrument or the creditworthiness of the insurer in purchasing a variable or floating rate security. For purposes of determining its dollar-weighted average maturity, each Portfolio calculates the remaining maturity of variable and floating rate instruments as provided in Rule 2a-7 under the 1940 Act.

          REPURCHASE AGREEMENTS/SECURITIES LOANS. In a repurchase agreement, a Portfolio buys a security from a Federal Reserve member bank or a securities dealer and simultaneously agrees to sell it back at a higher price, at a specified date, usually less than a week later. The underlying securities must fall within the Portfolio's investment policies and limitations (but not limitations as to maturity or duration). The Portfolios also may lend portfolio securities to banks, brokerage firms or institutional investors to earn income. Costs, delays, or losses could result if the selling party to a repurchase agreement or the borrower of portfolio securities becomes bankrupt or otherwise defaults. N&B Management monitors the creditworthiness of sellers and borrowers.

          ILLIQUID SECURITIES. Each Portfolio may invest up to 10% of its net assets in illiquid securities which are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. Due to the absence of an active trading market, a Portfolio may experience difficulty in valuing or disposing of illiquid securities. N&B Management determines the liquidity of the Portfolios' securities, under general supervision of the trustees of Managers Trust.


          RESTRICTED SECURITIES AND RULE 144A SECURITIES. Each Portfolio may invest in restricted securities and Rule 144A securities. Restricted securities cannot be sold to the public without registration under the Securities Act of 1933 ("1933 Act"). Unless registered for sale, these securities can be sold only in privately negotiated transactions or pursuant to an exemption from registration. Rule 144A securities, although not registered, may be resold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. Unregistered securities may also be sold abroad pursuant to Regulation S under the 1933 Act. Foreign securities that are freely tradeable in their principal market are not considered restricted securities even if they are not registered for sale in the United States. Restricted securities are generally considered illiquid. N&B Management, acting pursuant to guidelines established by the trustees of Managers Trust, may determine that some restricted or Rule 144A securities are liquid.


          REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. In a reverse repurchase agreement, a Portfolio sells securities to a bank or securities dealer and simultaneously agrees to repurchase the same securities at a higher price on a specific date. During the period before the repurchase, the Portfolio continues to receive principal and interest payments on the securities. A Portfolio will maintain a segregated account consisting of cash or appropriate liquid securities to cover its obligations under reverse repurchase agreements. Dollar rolls are similar to reverse repurchase agreements. In a dollar roll, a Portfolio sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date from the same party. During the period before the repurchase, the Portfolio forgoes principal and interest payments on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. Reverse repurchase agreements and dollar rolls may increase the fluctuation in a Portfolio's and its corresponding Fund's NAV and may be viewed as a form of leverage. N&B Management monitors the creditworthiness of parties to reverse repurchase agreements and dollar rolls.

          WHEN-ISSUED TRANSACTIONS. In a when-issued transaction, a Portfolio commits to purchase securities at a future date (generally within three months) in order to secure an advantageous price and yield at the time of the commitment and pays for the securities when they are delivered. If the seller fails to complete the sale, a Portfolio may lose the opportunity to obtain a favorable price and yield. When-issued securities may decline or increase in value during the period from the Portfolio's investment commitment to the settlement of the purchase, which may magnify fluctuations in a Portfolio's and its corresponding Fund's NAVs.

          MORTGAGE-BACKED SECURITIES. Mortgage-backed securities represent interests in, or are secured by and payable from, pools of mortgage loans, including collateralized mortgage obligations. These securities include U.S. Government mortgage-backed securities, which are issued or guaranteed by a U.S. Government agency or instrumentality (though not necessarily backed by the full faith and credit of the United States), such as GNMA, FNMA, and FHLMC certificates. Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans. These issuers include savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Private mortgage-backed securities may be supported by U.S. Government mortgage-backed securities or some form of non-governmental credit enhancement. Mortgage-backed securities may have either fixed or adjustable interest rates. Tax or regulatory changes may adversely affect the mortgage securities market. In addition, changes in the market's perception of the issuer may affect the value of mortgage-backed securities. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as market interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities. N&B Management determines the effective life of mortgage-backed securities based on industry practice and current market conditions. If N&B Management's determination is not borne out in practice, it could positively or negatively affect the value of the Portfolio when market interest rates change. Increasing market interest rates generally extend the effective maturities of mortgage-backed securities, increasing their sensitivity to interest rate charges.

          ASSET-BACKED SECURITIES. Asset-backed securities represent interests in, or are secured by and payable from, pools of assets, such as consumer loans, CARS(SERVICEMARK) ("Certificates for Automobile Receivables"), credit card receivables, and installment loan contracts. Although these securities may be supported by letters of credit or other credit enhancements, payment of interest and principal ultimately depends upon individuals paying the underlying loans, which may be affected adversely by general downturns in the economy. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater than in the case of mortgage-backed securities.

          FOREIGN INVESTMENTS. The Portfolios may invest in U.S. dollar-denominated foreign securities. Foreign securities may be affected by potentially adverse local political, economic, social or diplomatic developments in foreign countries, the investment significance of which may be difficult to discern. Foreign companies may not be subject or diplomatic to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. In addition, foreign markets may be less liquid or more volatile than U.S. markets and may offer less protection to investors. It may be difficult to invoke legal process or enforce contractual obligations abroad. Neuberger&Berman LIMITED MATURITY Bond Portfolio may invest in foreign securities denominated in or indexed to foreign currencies. Such securities may also be affected by special risks, such as governmental regulation of foreign exchange transactions and the fluctuation of the foreign currencies relative to the U.S. dollar which could result in losses, irrespective of the performance of the underlying investment. In addition, Neuberger&Berman LIMITED MATURITY Bond Portfolio may enter into forward foreign currency contracts or futures contracts (agreements to exchange one currency for another at a specified price at a future date) and related options to manage currency risks and to facilitate transactions in foreign securities. Although these contracts can protect the Portfolio from adverse exchange rate changes, they involve a risk of loss if N&B Management fails to predict foreign currency values correctly; see the discussion of Hedging Instruments, below.

          PUT AND CALL OPTIONS, FUTURES CONTRACTS, AND OPTIONS ON FUTURES CONTRACTS. Each Portfolio may try to reduce the risk of securities price changes (hedge) or manage portfolio duration by (1) entering into interest-rate futures contracts traded on futures exchanges and
     (2) purchasing and writing options on futures contracts. Neuberger&Berman LIMITED MATURITY Bond Portfolio also may write covered call options and purchase put options on debt securities in its portfolio or on foreign currencies for hedging purposes or for the purpose of producing income. Neuberger&Berman LIMITED MATURITY Bond Portfolio will write a call option on a security or currency only if it holds that security or currency or has the right to obtain the security or currency at no additional cost. These investment practices involve certain risks, including price volatility and a high degree of leverage. The Portfolios may engage in transactions in futures contracts and related options only as permitted by regulations of the Commodity Futures Trading Commission.

          The primary risks in using put and call options, futures contracts, options on futures contracts, forward foreign currency contracts or options on foreign currencies ("Hedging Instruments") are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held by a Portfolio and the prices of Hedging Instruments; (2) possible lack of a liquid secondary market for Hedging Instruments and the resulting inability to close out Hedging Instruments when desired; (3) the fact that use of Hedging Instruments is a highly specialized activity that involves skills, techniques, and risks (including price volatility and a high degree of leverage) different from those needed to select a Portfolio's securities; and (4) the fact that, although use of these instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments. When a Portfolio uses Hedging Instruments, the Portfolio will place cash or appropriate liquid securities in a segregated account, or will cover its position, to the extent required by SEC staff policy. Another risk of Hedging Instruments is the possible inability of a Portfolio to purchase or sell a security at a time that would otherwise be favorable for it to do so, or the possible need for a Portfolio to sell a security at a disadvantageous time, due to its need to maintain "cover" or to segregate securities in connection with its use of these instruments. Futures, options, and forward contracts are considered "derivatives." Losses that may arise from certain futures transactions are potentially unlimited.


          MUNICIPAL OBLIGATIONS (NEUBERGER&BERMAN LIMITED MATURITY BOND PORTFOLIO). Municipal obligations are issued by or on behalf of states, the District of Columbia, and U.S. territories and possessions and their political subdivisions, agencies, and instrumentalities. The interest on municipal obligations is exempt from federal income tax. Municipal obligations include "general obligation" securities, which are backed by the full taxing power of a municipality, and "revenue" securities, which are backed by the full taxing power of a municipality, and "revenue" securities, and "revenue" securities, which are backed by the income from a specific project, facility, or tax. Municipal obligations also include industrial development and other private activity bonds -- the interest on which may be a tax preference item for purposes of the federal alternative minimum tax -- which are issued by or on behalf of public authorities and are not backed by the credit of any governmental or public authority. "Anticipation notes" are issued by municipalities in expectation of future proceeds from the issuance of bonds, or from taxes or other revenues, and are payable from those bond proceeds, taxes, or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements. Current efforts to restructure the federal budget and the relationship between the federal government and state and local governments may adversely impact the financing of some issuers of municipal securities. Some states and localities are experiencing substantial deficits and may find it difficult for political or economic reasons to increase taxes. Efforts are underway that may result in a restructuring of the federal income tax system. These developments could reduce the value of all municipal securities or the securities of particular issuers.

          ZERO COUPON SECURITIES. Zero coupon securities do not pay interest currently; instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon securities do not pay current income, their prices can be very volatile when interest rates change. In calculating their daily income, the Portfolios accrue a portion of the difference between a zero coupon security's purchase price and its face value.

     USE OF JOINT PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
     ---------------------------------------------------------------

          Each Fund and its corresponding Portfolio acknowledges that it is solely responsible for all information or lack of information about that Fund and Portfolio in this Prospectus or in the SAI, and no other Fund or Portfolio is responsible therefor. The trustees of the Trust and of Managers Trust have considered this factor in approving each Fund's use of a single combined Prospectus and combined SAI.

     OTHER INFORMATION

     DIRECTORY

     Investment Manager, Administrator,
     Rand Distributor
     Neuberger&Berman Management Incorporated
     605 Third Avenue, 2nd Floor
     New York, NY 10158-0180

     Sub-Adviser
     Neuberger&Berman, LLC
     605 Third Avenue
     New York, NY 10158-3698

     Custodian and Transfer Agent
     State Street Bank and Trust Company
     225 Franklin Street
     Boston, MA 02110

     Address correspondence to:
     Neuberger&Berman Funds
     Institutional Services
     605 Third Avenue
     2nd Floor
     New York, NY 10158-0180
     800-877-9700

     Legal Counsel
     Kirkpatrick & Lockhart LLP
     1800 Massachusetts Avenue, NW, 2nd Floor
     Washington, DC 20036-1800

     FUNDS ELIGIBLE FOR EXCHANGE

     Equity Trust

     Neuberger&Berman
       Focus Trust

     Neuberger&Berman
       Genesis Trust

     Neuberger&Berman
       Guardian Trust

     Neuberger&Berman
       Manhattan Trust

     Neuberger&Berman
       Partners Trust


     Income Trust
     Neuberger&Berman
       Limited Maturity Bond Trust

     Neuberger&Berman
       Ultra Short Bond Trust

     Neuberger&Berman, Neuberger&Berman Management Inc., and the above named Funds are service marks of Neuberger&Berman Management Inc.
     (COPYRIGHT)1996 Neuberger&Berman Management Inc.

     _________________________________________________________________

                   NEUBERGER & BERMAN INCOME TRUST AND PORTFOLIOS

                         STATEMENT OF ADDITIONAL INFORMATION

                                DATED FEBRUARY 3, 1997

          Neuberger & Berman           Neuberger & Berman
          Ultra Short Bond Trust                Limited Maturity Bond Trust
          (and Neuberger & Berman                  (and Neuberger & Berman
            Ultra Short Bond               Limited Maturity Bond
                Portfolio)                          Portfolio)

                                No-Load Mutual Funds
                 605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                                Toll-Free 800-877-9700

     _________________________________________________________________

                      Neuberger & Berman ULTRA SHORT Bond Trust ("ULTRA SHORT") and Neuberger & Berman LIMITED MATURITY Bond Trust ("LIMITED MATURITY") (each a "Fund") are no-load mutual funds that offer shares pursuant to a Prospectus dated February 3, 1997. The above-named Funds invest all of their net investable assets in Neuberger & Berman ULTRA SHORT Bond Portfolio and Neuberger & Berman LIMITED MATURITY Bond Portfolio (each a "Portfolio"), respectively.

              AN INVESTOR  CAN BUY,  OWN, AND SELL FUND  SHARES ONLY  THROUGH AN
     ACCOUNT WITH A BROKER-DEALER, PENSION PLAN ADMINISTRATOR, OR OTHER INSTITUTION (EACH AN "INSTITUTION") THAT PROVIDES ACCOUNTING, RECORDKEEPING, AND OTHER SERVICES TO INVESTORS AND THAT HAS AN ADMINISTRATIVE SERVICES AGREEMENT WITH NEUBERGER & BERMAN MANAGEMENT INCORPORATED ("N&B MANAGEMENT").

                      The Funds' Prospectus  provides basic information that  an investor should know before investing. A copy of the Prospectus may be obtained, without charge, from N&B Management, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180 or by calling 800-877-9700.

                      This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus.

                      No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by a Fund or its distributor. The Prospectus and this SAI do not constitute an offering by a Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.


                                  Table of Contents
                                  -----------------

                                                                            Page
                                                                            ----

     INVESTMENT INFORMATION  . . . . . . . . . . . . . . . . . . . . . . .     1
              Investment Policies and Limitations  . . . . . . . . . . . .     1
              Rating Agencies  . . . . . . . . . . . . . . . . . . . . . .     5
              Theodore P. Giuliano and Josephine P.  Mahaney:  Portfolio
                      Co-Managers  of  Neuberger  & Berman  Ultra Short
                      Bond Portfolio . . . . . . . . . . . . . . . . . . .     5
              Theodore P. Giuliano and Thomas G. Wolfe: Portfolio
                      Co-Managers of Neuberger & Berman Limited
                      Maturity Bond Portfolio
              Additional Investment Information  . . . . . . . . . . . . .     7
              Risks of Fixed Income Securities . . . . . . . . . . . . . .    26

     PERFORMANCE INFORMATION . . . . . . . . . . . . . . . . . . . . . . .    26
              Yield Calculations . . . . . . . . . . . . . . . . . . . . .    26
              Total Return Computations  . . . . . . . . . . . . . . . . .    27
              Comparative Information  . . . . . . . . . . . . . . . . . .    28
              Other Performance Information  . . . . . . . . . . . . . . . .  29

     CERTAIN RISK CONSIDERATIONS . . . . . . . . . . . . . . . . . . . . .    30

     TRUSTEES AND OFFICERS . . . . . . . . . . . . . . . . . . . . . . . .    30

     INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES . . . . . . . . . .    36
              Investment Manager and Administrator . . . . . . . . . . . .    36
              Sub-Adviser  . . . . . . . . . . . . . . . . . . . . . . . .    38
              Investment Companies Managed . . . . . . . . . . . . . . . .    39
              Management and Control of N&B Management . . . . . . . . . .    42

     DISTRIBUTION ARRANGEMENTS . . . . . . . . . . . . . . . . . . . . . .    43

     ADDITIONAL EXCHANGE INFORMATION . . . . . . . . . . . . . . . . . . .    43

     ADDITIONAL REDEMPTION INFORMATION . . . . . . . . . . . . . . . . . .    45

     DIVIDENDS AND OTHER DISTRIBUTIONS . . . . . . . . . . . . . . . . . .    46

     ADDITIONAL TAX INFORMATION  . . . . . . . . . . . . . . . . . . . . .    47
              Taxation of the Funds  . . . . . . . . . . . . . . . . . . .    47
              Taxation of the Portfolios . . . . . . . . . . . . . . . . .    48
              Taxation of the Funds' Shareholders  . . . . . . . . . . . .    51


                                        - i -






     PORTFOLIO TRANSACTIONS  . . . . . . . . . . . . . . . . . . . . . . .    51
              Portfolio Turnover . . . . . . . . . . . . . . . . . . . . .    52

     REPORTS TO SHAREHOLDERS . . . . . . . . . . . . . . . . . . . . . . .    52

     CUSTODIAN AND TRANSFER AGENT  . . . . . . . . . . . . . . . . . . . .    52

     INDEPENDENT AUDITORS  . . . . . . . . . . . . . . . . . . . . . . . .    52

     LEGAL COUNSEL . . . . . . . . . . . . . . . . . . . . . . . . . . . .    53

     CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES . . . . . . . . .    53

     REGISTRATION STATEMENT  . . . . . . . . . . . . . . . . . . . . . . .    54

     FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . . . . . . . . .    54

     Appendix A  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    55
              RATINGS OF SECURITIES  . . . . . . . . . . . . . . . . . . .    55

     Appendix B  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    58
              THE ART OF INVESTMENT: A CONVERSATION WITH ROY NEUBERGER . .    58

                                INVESTMENT INFORMATION

                      Each Fund  is a separate  operating series of Neuberger  &
     Berman Income Trust ("Trust"), a Delaware business trust that is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. Each Fund seeks its investment objective by investing all of its net investable assets in a Portfolio of Income Managers Trust ("Managers Trust") that has an investment objective identical to, and a name similar to, that of the Fund. Each Portfolio, in turn, invests in securities in accordance with an investment objective, policies, and limitations identical to those of its corresponding Fund. (The Trust and Managers Trust, which is an open-end management investment company managed by N&B Management, are together referred to below as the "Trusts.")


                      The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of each Fund and Portfolio. The investment objective and, unless otherwise specified, the investment policies and limitations of each Fund and Portfolio are not fundamental. Although any investment policy or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") or of Managers Trust ("Portfolio Trustees") without shareholder approval, each Fund intends to notify its shareholders before changing its investment objective or implementing any material change in any non-fundamental policy or limitation. The fundamental investment policies and limitations of a Fund or a Portfolio may not be changed without the approval of the lesser of (1) 67% of the total units of beneficial interest ("shares") of the Fund or Portfolio represented at a meeting at which more than 50% of the outstanding Fund or Portfolio shares are represented or (2) a majority of the outstanding shares of the Fund or Portfolio. These percentages are required by the Investment Company Act of 1940 ("1940 Act") and are referred to in this SAI as a "1940 Act majority vote." Whenever a Fund is called upon to vote on a change in a fundamental investment policy or limitation of its corresponding Portfolio, the Fund casts its votes thereon in proportion to the votes of its shareholders at a meeting thereof called for that purpose.

     Investment Policies and Limitations
     -----------------------------------

                      Each  Fund  has  the   following  fundamental   investment
     policy, to enable it to invest in its corresponding Portfolio:

              Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substan-tially the same investment objective, policies, and limitations as the Fund.

                      All other fundamental investment policies and limitations and the non-fundamental investment policies and limitations of each Fund are identical to those of its corresponding Portfolio. Therefore, although the following discusses the investment policies and limitations of the Portfolios, it applies equally to their corresponding Funds.


                      For purposes of the investment limitation on concentration in a particular industry, N&B Management determines the "issuer" of a municipal obligation that is not a general obligation note or bond based on the obligation's characteristics. The most significant of these characteristics is the source of funds for the payment of principal and interest on the obligation. If an obligation is backed by an irrevocable letter of credit or other guarantee, without which the obligation would not qualify for purchase under Neuberger & Berman LIMITED MATURITY Bond Portfolio's quality restrictions, the issuer of the letter of credit or the guarantee is considered an issuer of the obligation. If an obligation meets the Portfolio's quality restrictions without credit support, the Portfolio treats the commercial developer or the industrial user, rather than the governmental entity or the guarantor, as the only issuer of the obligation, even if the obligation is backed by a letter of credit or other guarantee.

                      Except for the limitation on borrowing and the limitation on ownership of portfolio securities by officers and trustees, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered to be violated unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Portfolio.

                      The   Portfolios'  fundamental   investment  policies  and
     limitations are as follows:

                      1. Borrowing. Neither Portfolio may borrow money, except that a Portfolio may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (ii) enter into reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of a Portfolio's total assets, that Portfolio will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

                      2. Commodities. Neither Portfolio may purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Portfolio from purchasing futures contracts or options
     (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind.

                      3. Diversification. Neither Portfolio may, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities ("U.S. Government and Agency Securities")) if, as a result, (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of that issuer or (ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

                      4. Industry Concentration. Neither Portfolio may purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to (i) purchases of U.S. Government and Agency Securities, or (ii) investments by Neuberger & Berman ULTRA SHORT Bond Portfolio in certificates of deposit ("CDs") or banker's acceptances issued by domestic branches of U.S. banks. Mortgage- and asset-backed securities are considered to be a single industry.

                      5. Lending. Neither Portfolio may lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

                      6. Real Estate. Neither Portfolio may purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Portfolio from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

                      7.       Senior Securities.   Neither Portfolio may  issue
     senior securities, except as permitted under the 1940 Act.

                      8. Underwriting. Neither Portfolio may underwrite securities of other issuers, except to the extent that a Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933 ("1933 Act").

                      The Portfolios' non-fundamental investment policies and limitations are as follows:

                      1. Investments in Any One Issuer. Neuberger & Berman ULTRA SHORT Bond Portfolio may not purchase the securities of any one issuer (other than U.S. Government and Agency Securities) if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of that issuer.

                      2. Illiquid Securities. Neither Portfolio may purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days.

                      3. Unseasoned Issuers. Neither Portfolio may purchase the securities of any issuer (other than securities issued or guaranteed by domestic or foreign governments or political subdivisions thereof) if, as a result, more than 5% of the Portfolio's total assets would be invested in the securities of business enterprises that, including predecessors, have a record of less than three years of continuous operation. For purposes of this limitation, pass-through entities and other special purpose vehicles or pools of financial assets are not considered to be business enterprises.

                      4. Ownership of Portfolio Securities by Officers and Trustees. Neither Portfolio may purchase or retain the securities of any issuer if, to the knowledge of N&B Management, those officers and trustees of Managers Trust and officers and directors of N&B Management who each owns individually more than 1/2 of 1% of the outstanding securities of such issuer, together own more than 5% of such securities.

                      5. Investments in Other Investment Companies. Neither Portfolio may purchase securities of other investment companies, except to the extent permitted by the 1940 Act and in the open market at no more than customary brokerage commission rates. This limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

                      6.       Oil  and  Gas Programs.    Neither  Portfolio may
     invest in participations or other direct interests in oil, gas, or other mineral exploration or development programs or leases.

                      7. Borrowing. Neither Portfolio may purchase secu-rities if outstanding borrowings, including any reverse repurchase agree-ments, exceed 5% of its total assets.

                      8.       Lending.    Except  for  the  purchase  of   debt
     securities and engaging in repurchase agreements, neither Portfolio may make any loans other than securities loans.

                      9. Margin Transactions. Neither Portfolio may purchase securities on margin from brokers or other lenders, except that a Portfolio may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

                      10. Short Sales. Neither Portfolio may sell securities short, unless it owns, or has the right to obtain without payment of additional consideration securities equivalent in kind and amount to the securities sold. Transactions in forward contracts, futures contracts and options shall not constitute selling securities short.

                      11.      Puts,  Calls,  Straddles,  or  Spreads.   Neither
     Portfolio may invest in puts, calls, straddles, spreads, or any combination thereof, except that each Portfolio may (i) purchase securities with rights to put the securities to the seller in accordance with its investment program and (ii) purchase call options and write
     (sell) put options to close out options previously written by the Portfolio, and Neuberger & Berman LIMITED MATURITY Bond Portfolio may write covered call options and purchase put options. The Portfolios do not construe the foregoing limitation to preclude them from purchasing or selling options on futures contracts or from purchasing securities with rights to put the security to the issuer or a guarantor.

                      12.      Real  Estate  Limited   Partnerships.     Neither
     Portfolio may invest in partnership or similar interests in real estate limited partnerships.

     Rating Agencies
     ---------------

                      As discussed in the Prospectus, the Portfolios may purchase securities rated by Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or any other nationally recognized statistical rating organization ("NRSRO"). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, duration, coupon, and rating may have different yields. Although the Portfolios may rely on the ratings of any NRSRO, the Port-folios primarily refer to ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.


     Theodore P.  Giuliano and Josephine  P. Mahaney:   Portfolio Co-Managers of
     Neuberger & Berman ULTRA SHORT Bond Portfolio
     ------------------------------------------------------------------------


                      Investors are accustomed to thinking of yield or interest rate figures as the same as total return on their investment, because savings accounts, conventional money market funds, and CDs almost always return the stated yield. But bond funds are different -- bonds not only pay interest, they also fluctuate in value. For example, a decline in prevailing levels of interest rates generally increases the value of debt securities in a bond fund's portfolio, while an increase in rates usually reduces the value of those securities. As a result, interest rate fluctuations will affect a bond fund's net asset value (and total return) but not necessarily the income received by the fund from its portfolio securities. Both the yield and risk to principal usually increase as the duration of the bond increases.

                      So looking at yield alone carries high risk because the highest yielding bonds historically tend to be the ones with the longest durations. The risk to principal in these bonds can be nearly as great as the risk in stocks and may not produce the same reward.





                      ULTRA SHORT is appropriate for investors who seek current income with minimal risk to principal and liquidity.


     Theodore  P.  Giuliano and  Thomas  G.  Wolfe:    Portfolio Co-Managers  of
     Neuberger & Berman LIMITED MATURITY Bond Portfolio
     -------------------------------------------------------------------


                      LIMITED MATURITY is intended for investors who seek the highest current income with less volatility and risk than that of a longer-term bond fund. The Fund's corresponding Portfolio provides active fixed income portfolio management through investments in securities with an average portfolio duration of no longer than four years. Studies of historical bond returns have shown that risk-adjusted total returns were best in bonds having durations of two to five years. The bonds in this duration range have provided significantly higher returns than shorter-term securities and nearly the same return as longer-term fixed income securities with far less volatility. The portfolio managers attempt to increase the Portfolio's value by actively managing duration in response to interest rate trends and fundamental economic developments. They seek to protect principal by shortening duration when interest rates are rising and enhance returns by lengthening duration in a falling interest rate market.


                      LIMITED MATURITY also enhances return and limits risk by following a broadly diversified investment program across the various sectors of the fixed income market. Over long periods of time, corporate, mortgage- and asset-backed bonds have provided higher returns than Treasury securities. Relying on extensive internal research, the portfolio managers attempt to increase the value of the Portfolio by purchasing securities at significant yield premiums to Treasury bonds. Neuberger & Berman uses sector weightings, which are based on an analysis of the key factors that it believes will impact the relative value and risk for each sector. These factors include the economic cycle, credit quality trends and supply/demand analysis for each security type. Within the sectors found attractive, individual bonds are rigorously analyzed for credit, cash flow and liquidity risk. Those that appear to offer attractive risk reward ratios are purchased. While overall portfolio quality is high, Neuberger & Berman believes that, by careful evaluation of credit risk, the Portfolio benefits from the inclusion of lower-rated bonds with only moderate incremental increase in risk.

     Additional Investment Information
     ---------------------------------

                      Some or all of the Portfolios, as indicated below, may make the following investments, among others, although they may not buy all of the types of securities or use all of the investment techniques that are described.

                      Repurchase  Agreements  (Both  Portfolios).     Repurchase
     agreements are agreements under which a Portfolio purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Portfolio at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities. Neither Portfolio may enter into such a repurchase agreement if, as a result, more than 10% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. A Portfolio may enter into a repurchase agreement only if (1) the underlying securities are of the type (excluding maturity and duration limitations) that the Portfolio's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Portfolio's account by its custodian or a bank acting as the Portfolio's agent.

                      Securities Loans (Both Portfolios). In order to realize income, each Portfolio may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or institutional investors judged creditworthy by N&B Management. Borrowers are required continuously to secure their obligations to return securities on loan from the Portfolio by depositing collateral in a form determined to be satisfactory by the Portfolio Trustees. The collateral, which must be marked to market daily, must be equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily. N&B Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.

                      Restricted  Securities  and  Rule  144A  Securities  (Both
     Portfolios). Each Portfolio may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed further to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Portfolio qualify under Rule 144A and an institutional market develops for those securities, the Portfolio likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Portfolio's illiquidity. N&B Management, acting under guidelines established by the Portfolio Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Foreign securities that are freely tradeable in their principal market are not considered to be restricted. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.


                      Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to each Portfolio's 10% limit on investments in illiquid securities. Restricted securities for which no market exists are priced by a method that the Portfolio Trustees believe accurately reflects fair value.


                      Commercial Paper (Both Portfolios). Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer, usually for purposes such as financing current operations. Each Portfolio may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, N&B Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Portfolio Trustees.

                      Reverse Repurchase Agreements (Both Portfolios). In a reverse repurchase agreement, a Portfolio sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest; these agreements are considered borrowings for purposes of the Portfolios' investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, a Portfolio will maintain with its custodian in a segregated account cash, U.S. Government or Agency Securities, or other liquid, high-grade debt securities, marked to market daily, in an amount at least equal to the Portfolio's obligations under the agreement. There is a risk that the contra-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio.

                      Banking and  Savings Institution  Securities (Both Portfo-
     lios). The Portfolios may invest in banking and savings institution obligations, which include CDs, time deposits, bankers' acceptances, and other short-term debt obligations issued by commercial banks and savings institutions. CDs are receipts for funds deposited for a specified period of time at a specified rate of return; time deposits generally are similar to CDs, but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The CDs, time deposits, and bankers' acceptances in which the Portfolios invest typically are not covered by deposit insurance.

                      A Portfolio may invest in securities issued by a commer-cial bank or savings institution only if (1) the bank or institution has total assets of at least $1,000,000,000, (2) the bank or institution is on N&B Management's approved list, (3) in the case of a U.S. bank or insti-tution, its deposits are insured by the Federal Deposit Insurance Corporation, and (4) in the case of a foreign bank or institution, the securities are, in N&B Management's opinion, of an investment quality comparable with other debt securities that may be purchased by the Port-folio. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks that meet the foregoing requirements. The Portfolios do not currently intend to invest in any security issued by a foreign savings institution.


                      Variable  or Floating  Rate Securities;    Demand and  Put
     Features (Both Portfolios). Variable rate securities provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, monthly, or semi-annually); floating rate securities provide for automatic adjustment of the interest rate whenever a specified interest rate or index changes. The interest rate on variable and floating rate securities (collectively, "Adjustable Rate Securities") ordinarily is determined by reference to a particular bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates, or some other objective measure.


                      The Adjustable Rate Securities in which the Portfolios invest frequently permit the holder to demand payment of the obligations' principal and accrued interest at any time or at specified intervals not exceeding one year. The demand feature usually is backed by a credit instrument (e.g., a bank letter of credit) from a creditworthy issuer and sometimes by insurance from a creditworthy insurer. Without these credit enhancements, some Adjustable Rate Securities might not meet the Portfolios' quality standards. Accordingly, in purchasing these securities, each Portfolio relies primarily on the creditworthiness of the credit instrument issuer or the insurer. A Portfolio may not invest more than 5% of its total assets in securities backed by credit instruments from any one issuer or by insurance from any one insurer (excluding securities that do not rely on the credit instrument or insurance for their rating, i.e., stand on their own credit).


                      A Portfolio can also buy fixed rate securities accompanied by a demand feature or by a put option, which permits the Portfolio to sell the security to the issuer or third party at a specified price. A Portfolio may rely on the creditworthiness of issuers of the credit enhancements in purchasing these securities.


                      In calculating its maturity and duration, each Portfolio is permitted to treat certain Adjustable Rate Securities as maturing on a date prior to the date on which the final repayment of principal must unconditionally be made. In applying such maturity shortening devices, N&B Management considers whether the interest rate reset is expected to cause the security to trade at approximately its par value.


                      Mortgage-Backed Securities (Both Portfolios). Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of mortgage loans. They may be issued or guaranteed by a U.S. Government agency or instrumentality (such as the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), and Federal Home Loan Mortgage Corporation ("FHLMC")), though not necessarily backed by the full faith and credit of the United States, or may be issued by private issuers.


                      Because many mortgages are repaid early, the actual maturity and duration of mortgage-backed securities are typically shorter than their stated final maturity and their duration calculated solely on the basis of the stated life and payment schedule. In calculating its maturity and duration, a Portfolio may apply certain industry conventions regarding the maturity and duration of mortgage-backed instruments. Different analysts use different models and assumptions in making these determinations. The Portfolios use an approach that N&B Management believes is reasonable in light of all relevant circumstances.


                      Mortgage-backed securities may be issued in the form of collateralized mortgage obligations ("CMOs") or mortgage-backed bonds. CMOs are obligations that are fully collateralized, directly or indirectly, by a pool of mortgages; payments of principal and interest on the mortgages are passed through to the holders of the CMOs, although not necessarily on a pro rata basis, on the same schedule as they are received. Mortgage-backed bonds are general obligations of the issuer that are fully collateralized, directly or indirectly, by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with mortgage-backed "pass-through" securities issued or guaranteed by U.S. Government agencies or instrumentalities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity or the duration of a CMO but not that of a mortgage-backed bond (although, like many bonds, mortgage-backed bonds may be callable by the issuer prior to maturity). To the extent that rising interest rates cause prepayments to occur at a slower than expected rate, a CMO could be converted into a longer-term security that is subject to greater risk of price volatility.


                      Governmental,  government-related,  and  private  entities
     (such as commercial banks, savings institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers, including securities broker-dealers and special purpose entities that generally are affiliates of the foregoing established to issue such secu-rities) may create mortgage loan pools to back mortgage pass-through and mortgage-collateralized investments. Such issuers may be the originators and/or servicers of the underlying mortgage loans, as well as the guarantors of the mortgage-backed securities. Pools created by non-
     governmental issuers generally offer a higher rate of interest than governmental and government-related pools because of the absence of direct or indirect government or agency guarantees. Various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance and letters of credit, may support timely payment of interest and principal of non-governmental pools. Governmental entities, private insurers, and mortgage poolers issue these forms of insurance and guarantees. N&B Management considers such insurance and guarantees, as well as the creditworthiness of the issuers thereof, in determining whether a mortgage-backed security meets a Portfolio's investment quality standards. There can be no assurance that private insurers or guarantors can meet their obligations under insurance policies or guarantee arrangements.


                      A Portfolio may buy mortgage-backed securities without insurance or guarantees, if N&B Management determines that the securities meet the Portfolio's quality standards. A Portfolio may not purchase mortgage-backed securities that, in N&B Management's opinion, are illiquid if, as a result, more than 10% of the Portfolio's net assets would be invested in illiquid securities. N&B Management will, consistent with the Portfolios' investment objective, policies and limitations, and quality standards, consider making investments in new types of mortgage-backed securities as such securities are developed and offered to investors.

                      Asset-Backed   Securities   (Both   Portfolios).       The
     Portfolios may purchase asset-backed securities, including commercial paper. Asset-backed securities represent direct or indirect parti-cipations in, or are secured by and payable from, pools of assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements. These assets are securitized through the use of trusts and special purpose corporations. Credit enhancements, such as various forms of cash collateral accounts or letters of credit, may support payments of principal and interest on asset-backed securities. Asset-backed securities are subject to the same risk of prepayment described with respect to mortgage-backed securities. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments, however, is greater for asset-backed securities than for mortgage-backed securities.


                      Certificates for Automobile Receivables(SERVICEMARK) ("CARS(SERVICEMARK)") represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing those contracts. Payments of principal and interest on the underlying contracts are passed-through monthly to certificate holders and are guaranteed up to specified amounts by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. Underlying installment sales contracts are subject to prepayment, which may reduce the overall return to certificate holders. Certificate holders also may experience delays in payment or losses on CARS(SERVICEMARK) if the trust does not realize the full amounts due on underlying installment sales contracts because of unanticipated legal or administrative costs of enforcing the contracts; depreciation, damage, or loss of the vehicles securing the contracts; or other factors.


                      Credit card receivable securities are backed by receiv-ables from revolving credit card agreements ("Accounts"). Credit balances on Accounts are generally paid down more rapidly than are automobile contracts. Most of the credit card receivable securities issued publicly to date have been pass-through certificates. In order to lengthen their maturity or duration, most such securities provide for a fixed period during which only interest payments on the underlying Accounts are passed through to the security holder; principal payments received on the Accounts are used to fund the transfer of additional credit card charges made on the Accounts to the pool of assets supporting the securities.
     Usually, the initial fixed period may be shortened if specified events occur which signal a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates.
     An issuer's ability to extend the life of an issue of credit card receivable securities thus depends on the continued generation of principal amounts in the underlying Accounts and the non-occurrence of the specified events. The non-deductibility of consumer interest, as well as competitive and general economic factors, could adversely affect the rate at which new receivables are created in an Account and conveyed to an issuer, thereby shortening the expected weighted average life of the related security and reducing its yield. An acceleration in cardholders' payment rates or any other event that shortens the period during which additional credit card charges on an Account may be transferred to the pool of assets supporting the related security could have a similar effect on its weighted average life and yield.


                      Credit cardholders are entitled to the protection of state and federal consumer credit laws. Many of those laws give a holder the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on Accounts. In addition, unlike the collateral for most other asset-backed securities, Accounts are unsecured obligations of the cardholder.


                      U.S.  Dollar-Denominated  Foreign  Debt  Securities  (Both
     Portfolios). The Portfolios may invest in U.S. dollar-denominated debt securities of foreign issuers (including banks, governments and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable CDs, bankers' acceptances, and commercial paper. These investments are subject to each Portfolio's quality, maturity, and duration standards. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States.


                      Foreign Currency Denominated Foreign Securities (Neuberger & Berman LIMITED MATURITY Bond Portfolio). The Portfolio may invest in debt or other income-producing securities (of issuers in countries whose governments are considered stable by N&B Management) that are denominated in or indexed to foreign currencies, including (1) CDs, commercial paper, fixed time deposits, and bankers' acceptances issued by foreign banks, (2) obligations of other corporations, and (3) obligations of foreign governments or their subdivisions, agencies, and instrumentali-ties, international agencies, and supranational entities. Investing in foreign currency denominated securities includes the special risks asso-ciated with investing in non-U.S. issuers described in the preceding section and the additional risks of (1) adverse changes in foreign exchange rates, (2) nationalization, expropriation, or confiscatory taxa-tion, and (3) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the

     United States). Additionally, dividends and interest payable on foreign securities may be subject to foreign taxes, including taxes withheld from those payments.

                      Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements, and transaction costs of foreign currency conversions.





                      Foreign markets also have different clearance and settlement procedures, and, in certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of the Portfolio are uninvested and no return is earned thereon. The inability of the Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to the Portfolio due to subsequent declines in value of the portfolio securities or, if the Portfolio has entered into a contract to sell the securities, could result in possible liability to the purchaser.


                      Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments, often affect the interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.


                      In order to limit the risks inherent in investing in foreign currency denominated securities, the Portfolio may not purchase any such security if, after such purchase, more than 25% of its net assets (taken at market value) would be invested in foreign currency denominated securities. Within that limitation, however, the Portfolio is not restricted in the amount it may invest in securities denominated in any one foreign currency.

                      Dollar Rolls (Both Portfolios). In a "dollar roll," a Portfolio sells securities for delivery in the current month and simultaneously agrees to repurchase substantially similar (i.e., same type and coupon) securities on a specified future date from the same party. A "covered roll" is a specific type of dollar roll in which the Portfolio holds an offsetting cash position or a cash-equivalent securities position that matures on or before the forward settlement date of the dollar roll transaction. Dollar rolls are considered borrowings for purposes of the Portfolios' investment policies and limitations concerning borrowings. There is a risk that the contra-party will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio.


                      When-Issued Transactions (Both Portfolios). The Portfolios may purchase securities (including mortgage-backed securities such as GNMA, FNMA, and FHLMC certificates) on a when-issued basis. In such a transaction, a Portfolio commits to purchase securities at a future date (to secure what N&B Management believes to be an advantageous price and yield at the time of the commitment) and pays for the securities when they are delivered. For instance, in periods of falling interest rates and rising prices, a Portfolio might purchase a security on a when-issued basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. When-issued purchases are negotiated directly with the other party, and such commitments are not traded on an exchange.






                      The value of securities purchased on a when-issued basis and any subsequent fluctuations in their value are reflected in the computation of a Portfolio's net asset value ("NAV") starting on the date of the agreement to purchase the securities. Because the Portfolio has not yet paid for the securities, this produces an effect similar to leverage. The Portfolio does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date. Settlement of when-issued purchase transactions generally takes place within two months, although a Portfolio may agree to a longer settlement period.


                      A Portfolio will purchase securities on a when-issued basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, a Portfolio may dispose of or renegotiate a commitment after it has been entered into. A Portfolio also may sell securities it has committed to purchase before those securities are delivered to the

     Portfolio on the settlement date. The Portfolio may realize capital gains or losses in connection with these transactions.


                      When a Portfolio purchases securities on a when-issued basis, it will maintain in a segregated account with its custodian, until payment is made, cash or appropriate liquid securities having an aggregate market value (determined daily) at least equal to the amount of the Portfolio's purchase commitments. This procedure is designed to ensure that the Portfolio maintains sufficient assets at all times to cover its obligations under when-issued purchases.


                      Futures Contracts  and Options Thereon (Both  Portfolios).
     The Portfolios may purchase and sell interest rate and bond index futures contracts and options thereon and Neuberger & Berman LIMITED MATURITY Bond Portfolio may purchase and sell foreign currency futures contracts (with interest rate and bond index futures contracts, "Futures" or "Futures Contracts") and options thereon. The Portfolios engage in interest rate and bond index Futures and options transactions in an attempt to hedge against changes in securities prices resulting from changes in prevailing interest rates; Neuberger & Berman LIMITED MATURITY Bond Portfolio engages in foreign currency Futures and options transactions in an attempt to hedge against changes in prevailing currency exchange rates. Because the futures markets may be more liquid than the cash markets, the use of Futures permits a Portfolio to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. The Port-folios do not engage in transactions in Futures or options thereon for speculation. The Portfolios view investment in (1) interest rate and bond index Futures and options thereon as a maturity or duration management device and/or a device to reduce risk and preserve total return in an adverse interest rate environment for the hedged securities and
     (2) foreign currency Futures and options thereon as a means of estab-lishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies held or intended to be acquired by them.

                      A "sale" of a Futures Contract (or a "short" Futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a Futures Contract (or a "long" Futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain Futures, including bond index Futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the Futures.

                      U.S. Futures (except certain currency Futures) are traded on exchanges that have been designated as "contract markets" by the Commodity Futures Trading Commission ("CFTC"); Futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. The exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.


                      Although Futures Contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract, without the parties having to make or take delivery of the assets. A Futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical Futures Contract calling for delivery in the same month.


                      "Margin" with respect to Futures is the amount of assets that must be deposited by a Portfolio with, or for the benefit of, a futures commission merchant in order to initiate and maintain the Portfolio's Futures positions. The margin deposit made by a Portfolio when it enters into a Futures Contract ("initial margin") is intended to assure its performance of the contract. If the price of the Futures Contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Portfolio will be required to make an additional margin deposit ("variation margin"). However, if favorable price changes in the Futures Contract cause the margin on deposit to exceed the required margin, the excess will be paid to the Portfolio. In computing its daily NAV, each Portfolio marks to market the value of its open Futures positions. A Portfolio also must make margin deposits with respect to options on Futures that it has written. If the futures commission merchant holding the deposit goes bankrupt, the Portfolio could suffer a delay in recovering its funds and could ultimately suffer a loss.











                      An option on a Futures Contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short Futures position (if the option is a call) or a long Futures position (if the option is a put). Upon exercise of the option, the assumption of offsetting Futures positions by the writer and holder of the option is accompanied by delivery of the accumulated cash balance in the writer's Futures margin account. That balance represents the amount by which the market price of the Futures Contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option.

                      Although each Portfolio believes that the use of Futures Contracts will benefit it, if N&B Management's judgment about the general direction of the markets is incorrect, a Portfolio's overall return would be lower than if it had not entered into any such contracts. The prices of Futures are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of Futures and of the securities and currencies being hedged can be only approximate. Decisions regarding whether, when, and how to hedge involve skill and judgment. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate or currency exchange rate trends, or lack of correlation between the futures markets and the securities markets. Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a Futures Contract may result in an immediate and substantial loss, or gain, to the investor. Losses that may arise from certain Futures transactions are potentially unlimited.


                      Most U.S. futures  exchanges limit the amount  of fluctua-
     tion in the price of a Futures Contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable Futures and options positions and subjecting investors to substantial losses. If this were to happen with respect to a position held by a Portfolio, it could (depending on the size of the position) have an adverse impact on the NAV of the Portfolio.


                      Put and Call Options (Neuberger & Berman LIMITED MATURITY Bond Portfolio). The Portfolio may write and purchase put and call options on securities. Generally, the purpose of writing and purchasing these options is to reduce the effect of price fluctuations of securities held by the Portfolio on the Portfolio's and its corresponding Fund's NAVs. The Portfolio may also write covered call options to earn premium income. Portfolio securities on which call and put options may be written and purchased by the Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective.


                      The Portfolio will receive a premium for writing a put option, which obligates the Portfolio to acquire a security at a certain price at any time until a certain date if the purchaser of the option decides to exercise the option. The Portfolio may be obligated to purchase the underlying security at more than its current value.

                      When the Portfolio purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. The Portfolio would purchase a put option in order to protect itself against a decline in the market value of a security it owns.

                      When the Portfolio writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. The Portfolio receives a premium for writing the option. The Portfolio writes only "covered" call options on securities it owns. So long as the obligation of the call option continues, the Portfolio may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Portfolio may be obligated to deliver securities underlying a call option at less than the market price, thereby giving up any additional gain on the security.

                      When the Portfolio purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date. The Portfolio would purchase a call option in order to protect against an increase in the price of securities it intends to purchase or to offset a previously written call option.

                      The  writing of  covered call  options  is a  conservative investment technique that is believed to involve relatively little risk (in contrast to the writing of "naked" or uncovered call options, which the Portfolio will not do), but is capable of enhancing the Portfolio's total return. When writing a covered call option, the Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. When writing a put option, the Portfolio, in return for the premium, takes the risk that it must purchase the underlying security at a price which may be higher than the current market price of the security. If a call or put option that the Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium; however, in the case of a call option, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security.


                      The exercise  price of an  option may be  below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. The obligation under any option terminates upon expiration of the option or, at an earlier time, when the writer offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by the Portfolio and is never exercised, the Portfolio will lose the entire amount of the premium paid.


                      Options are traded both on national securities exchanges and in the over-the-counter ("OTC") market. Exchange-traded options in the U.S. are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between the Portfolio and a counter-party, with no clearing organization guarantee. Thus, when the Portfolio sells (or purchases) an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a "closing transaction" with the dealer to whom (or from whom) the Portfolio originally sold (or purchased) the option. There can be no assurance that the Portfolio would be able to liquidate an OTC option at any time prior to expiration. Unless the Portfolio is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counter-party's insolvency, the Portfolio may be unable to liquidate its options position and the associated cover. N&B Management monitors the creditworthiness of dealers with which the Portfolio may engage in OTC options transactions, and limits the Portfolio's counter-parties in such transactions to dealers with a net worth of at least $20 million as reported in their latest financial statements.

                      The assets used as cover for OTC options written by the Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

                      The premium received (or  paid) by  the Portfolio when  it writes (or purchases) an option is the amount at which the option is currently traded on the applicable exchange, less (or plus) a commission. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by the
     Portfolio for writing an option is recorded as a liability on the Portfolio's statement of assets and liabilities. This liability is adjusted daily to the option's current market value, which is the last sales price before the time the Portfolio's NAV is computed on the day the option is being valued or, in the absence of any trades thereof on that day, the mean between the bid and asked prices as of that time.

                      Closing transactions are effected in order to realize a profit on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits the Portfolio to write another call option on the underlying security with a different exercise price or expiration date or both. If the Portfolio desires to sell a security on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Portfolio will be able to effect closing transactions at favorable prices. If the Portfolio cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.


                      The Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Portfolio; however, the Portfolio could be in a less advantageous position than if it had not written the call option.


                      The Portfolio pays brokerage commissions in connection with purchasing or writing options, including those used to close out existing positions. These brokerage commissions normally are higher than those applicable to purchases and sales of portfolio securities. From time to time, the Portfolio may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its portfolio. In those cases, additional brokerage commissions are incurred.


                      Options on Foreign Currencies (Neuberger  & Berman LIMITED
     MATURITY Bond Portfolio). The Portfolio may write and purchase covered call and put options on foreign currencies. The Portfolio would engage in such transactions to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired, or to protect the dollar equivalent of dividends, interest, or other payments on those securities. As with other types of options, however, writing an option on foreign currency constitutes only a partial hedge, up to the amount of the premium received, and the Portfolio could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The risks of currency options are similar to the risks of other options, discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

                      Forward Foreign Currency Contracts (Neuberger & Berman LIMITED MATURITY Bond Portfolio). The Portfolio may enter into contracts for the purchase or sale of a specific foreign currency at a future date at a fixed price ("forward contracts"). The Portfolio enters into forward contracts in an attempt to hedge against changes in prevailing currency exchange rates. The Portfolio does not engage in transactions in forward contracts for speculation; it views investments in forward contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies that are held or intended to be acquired by it. Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by the Portfolio that are denominated in a foreign currency or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.


                      N&B Management believes that the use of foreign currency hedging techniques, including "proxy-hedges," can help protect against declines in the U.S. dollar value of income available for distribution and declines in the Portfolio's NAV resulting from adverse changes in currency exchange rates. For example, the return available from securities denomi-nated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involv-ing a forward contract to sell that foreign currency or a proxy-hedge involving a forward contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated and which is available on more advantageous terms. N&B Management believes that hedges and proxy-hedges can, therefore, provide significant protection of NAV in the event of a general rise in the U.S. dollar against foreign currencies. However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and, if N&B Management is incorrect in its judgment of future exchange rate relationships, the Portfolio could be in a less advantageous position than if such a hedge or proxy-hedge had not been established. If the Portfolio uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Because forward contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid.







                      Regulatory  Limitations  on  Using  Futures,  Options   on
     Futures,  Options  on  Securities  and  Foreign   Currencies,  and  Forward

     Contracts  (collectively,  "Hedging   Instruments").    To  the   extent  a
     Portfolio sells or purchases Futures Contracts and/or writes options thereon or options on foreign currencies that are traded on an exchange regulated by the CFTC other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Portfolio's net assets.


                      In addition, (1) the aggregate premiums paid by a Portfolio on all options (both exchange-traded and OTC) held by it at any time may not exceed 20% of its net assets and (2) the aggregate margin deposits required on all exchange-traded Futures Contracts and related options held at any time by a Portfolio may not exceed 5% of its total assets. Neuberger & Berman LIMITED MATURITY Bond Portfolio does not currently intend to purchase a put option if, as a result, more than 5% of its total assets would be invested in put options.


                      General Risks of  Hedging Instruments.  The  primary risks in using Hedging Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities or currency held or to be acquired by a Portfolio and changes in market value of Hedging Instruments; (2) possible lack of a liquid secondary market for Hedging Instruments and the resulting inability to close out Hedging Instruments when desired; (3) the fact that the skills needed to use
     Hedging Instruments are different from those needed to select a Portfolio's securities; (4) the fact that, although use of these instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of a Portfolio to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for a Portfolio to sell a portfolio security at a disadvantageous time, due to its need to maintain "cover" or to segregate securities in connection with its use of Hedging Instruments. N&B Management intends to reduce the risk of imperfect correlation by investing only  in  Hedging  Instruments  whose  behavior  is  expected  to resemble or offset that of a Portfolio's underlying securities or currency. N&B Management intends to reduce the risk that a Portfolio will be unable to close out Hedging Instruments by entering into such transac-tions only if N&B Management believes there will be an active and liquid secondary market. Hedging Instruments used by the Portfolios are generally considered "derivatives." There can be no assurance that a Portfolio's use of Hedging Instruments will be successful.


                      The Portfolios' use of Hedging Instruments may be limited by the provisions of the Internal Revenue Code of 1986, as amended ("Code"), with which each Portfolio must comply if its corresponding Fund is to continue to qualify as a regulated investment company ("RIC"). See "Additional Tax Information -- Taxation of Portfolios."

                      Cover for Hedging Instruments. Each Portfolio will com-ply with SEC guidelines regarding cover for Hedging Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities. Securities held in a segregated account cannot be sold while the Futures, option, or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of a Portfolio's assets could impede portfolio management or the Portfolio's ability to meet current obligations. A Portfolio may be unable promptly to dispose of assets which cover, or are segregated with respect to, an illiquid Futures, options, or forward position; this inability may result in a loss to the Portfolio.


                      Indexed Securities (Neuberger & Berman LIMITED MATURITY Bond Portfolio). The Portfolio may invest in securities whose value is linked to interest rates, commodities, foreign currencies, indices, or other financial indicators ("indexed securities"). Most indexed secu-rities are short- to intermediate-term fixed income securities whose values at maturity or interest rate rise or fall according to the change in one or more specified underlying instruments. The value of indexed securities may increase or decrease if the underlying instrument appreciates, and they may have return characteristics similar to direct investment in the underlying instrument or to one or more options thereon. An indexed security may be more volatile than the underlying instrument itself.

                      Zero Coupon Securities (Both Portfolios). Each Portfolio may invest in zero coupon securities, which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.

                      The discount  on zero coupon  securities ("original  issue discount") is taken into account ratably by a Portfolio prior to the receipt of any actual payments. Because each Fund must distribute substantially all of its net income (including its pro rata share of its corresponding Portfolio's original issue discount) to its shareholders each year for income and excise tax purposes (see "Additional Tax Informa-tion -- Taxation of the Funds"), a Portfolio may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its corresponding Fund's distribution requirements.

                      The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodi-cally. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.


                      Municipal Obligations (Neuberger & Berman LIMITED MATURITY Bond Portfolio). This Portfolio may invest up to 5% of its net assets in municipal obligations, which are securities issued by or on behalf of states (as used herein, including the District of Columbia), territories, and possessions of the United States and their political subdivisions, agencies, and instrumentalities. Municipal obligations include "general obligation" securities, which are backed by the full taxing power of a municipality, and "revenue" securities, which are backed only by the income from a specific project, facility, or tax. Municipal obligations also include industrial development and private activity bonds which are issued by or on behalf of public authorities, but are not backed by the credit of any governmental or public authority. "Anticipation notes" are issued by municipalities in expectation of future proceeds from the issuance of bonds or from taxes or other revenues, and are payable from those bond proceeds, taxes, or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements.


                      The value of municipal obligations is dependent on the continuing payment of interest and principal when due by the issuers of the municipal obligations (or, in the case of industrial development bonds, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds). As with other fixed income securities, an increase in interest rates generally will reduce the value of the Portfolio's investments in municipal obligations, whereas a decline in interest rates generally will increase that value. Efforts are underway that may result in a restructuring of the federal income tax system. Any of these factors could affect the value of municipal securities.

     Risks of Fixed Income Securities
     --------------------------------

                      Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher-grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. Pricing of thinly traded securities requires greater judgment than pricing of securities for which market transactions are regularly reported.


                      Subsequent to  its purchase  by a  Portfolio, an  issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by that Portfolio. In such a case, N&B Management will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that the Portfolio's holdings of such securities will not exceed 5% of its net assets.

                               PERFORMANCE INFORMATION

                      Each Fund's performance figures are based on historical results and are not intended to indicate future performance. The yield and total return of each Fund will vary. The share price of each Fund will vary, and an investment in a Fund, when redeemed, may be worth more or less than an investor's original cost.

     Yield Calculations
     ------------------

                      Each Fund may advertise its "yield" based on a 30-day (or one-month) period. This YIELD is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period. The result then is annualized and shown as an annual percentage of an investment.

                      The annualized yields for LIMITED MATURITY and ULTRA SHORT for the 30-day period ended October 31, 1996, were ____% and ____%, respectively.

     Total Return Computations
     -------------------------

                      Each Fund may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                          n
                                     P(1+T) = ERV

                      Average annual total return smooths out year-to-year variations in performance and, in that respect, differs from actual year-to-year results.


                      Although LIMITED MATURITY and ULTRA SHORT did not commence operations until August 30, 1993 and September 7, 1993, respectively, each Fund's investment objective, limitations, and policies are the same as those of another mutual fund administered by N&B Management, which has a name similar to the Fund's and invests in the same Portfolio ("Sister Fund"). Each Sister Fund had a predecessor. The following total return data is for each Fund since its inception and, for periods prior to each Fund's inception, its Sister Fund and that Sister Fund's predecessor. The total returns for periods prior to the Funds' inception would have been lower had they reflected the higher fees of the Funds, as compared to those of the Sister Funds and their predecessors.


                      The average annual total returns for ULTRA SHORT, its Sister Fund and that Sister Fund's predecessor for the one- and five-year periods ended October 31, 1996, and for the period November 7, 1986 (commencement of operations of the Sister Fund's predecessor) through October 31, 1996, were _____%, _____%, and _____%, respectively. If an investor had invested $10,000 in that predecessor's shares on November 7,
     1986 and had reinvested all capital gain distributions and income dividends, the NAV of that investor's holdings would have been $______ on October 31, 1996.


                      The average annual total returns for LIMITED MATURITY, its Sister Fund and that Sister Fund's predecessor for the one-, five- and ten-year periods ended October 31, 1996, were _____%, _____%, and _____%, respectively. If an investor had invested $10,000 in that predecessor's shares on June 9, 1986 and had reinvested all capital gain distributions and income dividends, the NAV of that investor's holdings would have been $______ on October 31, 1996.


                      N&B Management reimbursed the Funds, the Sister Funds and their predecessors for certain expenses during the periods mentioned above, which has the effect of increasing yield and total return. Of course, past performance cannot guarantee future results.

     Comparative Information
     -----------------------

                      From time to time each Fund's performance may be compared with:

              (1) data (that may be expressed as rankings or ratings) published by independent services or publications (including newspapers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper Analytical Services, Inc., C.D.A. Investment Technologies, Inc., Wiesenberger Investment Companies Service, IBC/Donoghue's Money Market Fund Report, Investment Company Data Inc., Morningstar, Inc., Micropal Incorporated, and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World Report magazines, The Wall Street Journal, The New York Times, Kiplingers Personal Finance, and Barron's Newspaper, or

              (2) recognized bond, stock, and other indices such as the Shearson Lehman Bond Index, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), Dow Jones Industrial Average ("DJIA"), S&P/BARRA Index, Russell
                      Index, and various other domestic, international, and global indices and changes in the U.S. Department of Labor Consumer Price Index. The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or the costs of investing. Each Portfolio may invest in different types of securi-ties from those included in some of the above indices.

                      Each Fund's performance also may be compared from time to time with the following specific indices and other measures of per-formance:

              ULTRA SHORT'S performance may be compared with the Merrill Lynch 2-year Treasury Index and the Salomon Brothers 6-month and 1-year Treasury Bill Indices, as well as the performance of Treasury Securities and the Lipper Short Investment Grade Debt Funds category.

              LIMITED MATURITY'S performance may be compared with the Merrill Lynch 1-3 year Treasury Index and the Lehman Brothers Intermediate Government/Corporate Bond Index, as well as the performance of Treasury Securities, corporate bonds, and the Lipper Short Investment Grade Debt Funds category.

                      In addition, each Fund's performance may be compared at times with that of various bank instruments (including bank money market accounts and CDs of varying maturities) as reported in publications such as The Bank Rate Monitor. Any such comparisons may be useful to investors who wish to compare a Fund's past performance with that of certain of its competitors. Of course, past performance is not a guarantee of future results. Unlike an investment in a Fund, bank CDs pay a fixed rate of interest for a stated period of time and are insured up to $100,000.

                      Evaluations of the Funds'  performance, their  yield/total returns and comparisons may be used in advertisements and in information furnished to current and prospective shareholders (collectively, "Advertisements"). The Funds may also be compared to individual asset classes such as common stocks, small-cap stocks, or Treasury bonds, based on information supplied by Ibbotson and Sinquefield.

     Other Performance Information
     -----------------------------

                      From time to time, information about a Portfolio's portfolio allocation and holdings as of a particular date may be included in Advertisements for its corresponding Fund. This information, for example, may include the Portfolio's portfolio diversification by asset type. Information used in Advertisements may include statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as (1) funding retirement, (2) paying for children's education, and
     (3) financially supporting aging parents.


                      Information  (including charts  and illustrations) showing the effects of compounding interest may be included in Advertisements from time to time. Compounding is the process of earning interest on principal plus interest that was earned earlier. Interest can be compounded at different intervals, such as annually, semi-annually, quarterly, monthly, or daily. For example, $1,000 compounded annually at 9% will grow to $1,090 at the end of the first year (an increase of $90) and $1,188 at the end of the second year (an increase of $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9% will grow to $2,367 at the end of ten years and $5,604 at the end of twenty years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. All these examples are for illustrative purposes only and are not indicative of any Fund's performance.


                      Information relating to inflation and its effects on the dollar also may be included in Advertisements. For example, after ten years, the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465, and $12,100, respectively, if the annual rates of inflation during that period were 4%, 5%, 6%, and 7%, respectively. (To calculate the purchasing power, the value at the end of each year is reduced by the inflation rate for the ten-year period.)

                      Information (including charts and illustrations) showing the total return performance for government funds, 6-month CDs and money market funds may be included in Advertisements from time to time.

                      Information regarding the effects of automatic investment and systematic withdrawal plans, investing at market highs and/or lows, and investing early versus late for retirement plans also may be included in Advertisements, if appropriate.

                      From  time to time the  investment philosophy  of N&B Man-
     agement's founder, Roy R. Neuberger, may be included in the Funds' Advertisements. This philosophy is described in further detail in "The Art of Investing: A Conversation with Roy Neuberger," attached as Appendix B to this SAI.

                             CERTAIN RISK CONSIDERATIONS

                      Although each Portfolio seeks to reduce risk by investing in a diversified portfolio, diversification does not eliminate all risk. There can, of course, be no assurance any Portfolio will achieve its investment objective.

                                TRUSTEES AND OFFICERS

                      The following table sets forth information concerning the trustees and officers of the Trusts, including their addresses and principal business experience during the past five years. Some persons named as trustees and officers also serve in similar capacities for other funds, and (where applicable) their corresponding portfolios, administered or managed by N&B Management and Neuberger & Berman.


       Name, Address                                Positions Held
       and Age(1)                                   With the Trusts             Principal Occupation(s)(2)
       -------------                                ---------------             --------------------------


       John Cannon (66)                             Trustee of each Trust       President, AMA Investment Advisers, Inc.
       CDC Associates, Inc.                                                     (registered investment adviser) (1976 -
       620 Sentry Parkway                                                       1991); Senior Vice President AMA
       Suite 220                                                                Investment Advisers, Inc. (1991 - 1993);
       Blue Bell, PA  19422                                                     President of AMA Family of Funds
                                                                                (investment companies) (1976 - 1991);
                                                                                Chairman and Treasurer of CDC
                                                                                Associates, Inc. (registered investment
                                                                                adviser) (1993 - present)

       Charles DeCarlo (75)                         Trustee of each Trust       President Emeritus of Sarah Lawrence
       33 West 67th Street                                                      College; Chief Executive Officer of
       New York, NY 10023                                                       Xicon Systems (animation company).




                                        - 30 -






       Name, Address                                Positions Held
       and Age(1)                                   With the Trusts             Principal Occupation(s)(2)
       -------------                                ---------------             --------------------------

       Stanley Egener* (62)                         Chairman of the Board,      Principal of Neuberger & Berman;
                                                    Chief Executive Officer,    President and Director of N&B Manage-
                                                    and Trustee of each Trust   ment; Chairman of the Board, Chief
                                                                                Executive Officer, and Trustee of eight
                                                                                other mutual funds for which N&B
                                                                                Management acts as investment manager or
                                                                                administrator.

       Theodore P. Giuliano* (__)                   President and Trustee of    Principal of Neuberger & Berman; Vice
                                                    each Trust                  President and Director of N&B Manage-
                                                                                ment; President and Trustee of one other
                                                                                mutual fund for which N&B Management
                                                                                serves as administrator.

       Barry Hirsch (63)                            Trustee of each Trust       Senior Vice President, Secretary, and
       Loews Corporation                                                        General Counsel of Loews Corporation
       667 Madison Avenue                                                       (diversified financial corporation).
       7th Floor
       New York, NY 10021

       Robert A. Kavesh (69)                        Trustee of each Trust       Professor of Finance and Economics at
       110 Blecker Street                                                       Stern School of Business, New York
       Apt. 24B                                                                 University; Director of Del
       New York, NY 10012                                                       Laboratories, Inc. and Greater New York
                                                                                Mutual Insurance Co.

       William E. Rulon (64)                        Trustee of each Trust       Senior Vice President and Secretary of
       Foodmaker, Inc.                                                          Foodmaker, Inc. (operator and franchisor
       9330 Balboa Avenue                                                       of restaurants).
       San Diego, CA 92123

       Candace L. Straight (49)                     Trustee of each Trust       Private investor and consultant
       518 E. Passaic Avenue                                                    specializing in the insurance industry;
       Bloomfield, NJ  07003                                                    Principal of Head & Company, LLC
                                                                                (limited liability company providing
                                                                                investment banking and consulting
                                                                                services to the insurance industry)
                                                                                until March 1996; President of Integon
                                                                                Corporation (marketer of life insurance,
                                                                                annuities, and property and casualty
                                                                                insurance), 1990-1992; Director of and
                                                                                Drake Holdings (U.K. motor insurer)
                                                                                until June 1996.






                                        - 31 -






       Name, Address                                Positions Held
       and Age(1)                                   With the Trusts             Principal Occupation(s)(2)
       -------------                                ---------------             --------------------------

       Daniel J. Sullivan (57)                      Vice President of each      Senior Vice President of N&B Management
                                                    Trust                       since 1992; prior thereto, Vice Presi-
                                                                                dent of N&B Management; Vice President
                                                                                of eight other mutual funds for which
                                                                                N&B Management acts as investment
                                                                                manager or administrator.

       Michael J. Weiner (49)                       Vice President and          Senior Vice President and Treasurer of
                                                    Principal Financial         N&B Management since 1992; Treasurer of
                                                    Officer of each Trust       N&B Management from 1992 to 1996; prior
                                                                                thereto, Vice President and Treasurer of
                                                                                N&B Management and Treasurer of certain
                                                                                mutual funds for which N&B Management
                                                                                acted as investment adviser; Vice
                                                                                President and Principal Financial
                                                                                Officer of eight other mutual funds for
                                                                                which N&B Management acts as investment
                                                                                manager or administrator.

       Claudia A. Brandon (40)                      Secretary of each Trust     Vice President of N&B Management;
                                                                                Secretary of eight other mutual funds
                                                                                for which N&B Management acts as
                                                                                investment manager or administrator.

       Richard Russell (50)                         Treasurer and Principal     Vice President of N&B Management since
                                                    Accounting Officer of       1993; prior thereto, Assistant Vice
                                                    each Trust                  President of N&B Management; Treasurer
                                                                                and Principal Accounting Officer of
                                                                                eight other mutual funds for which N&B
                                                                                Management acts as investment manager or
                                                                                administrator.

       Stacy Cooper-Shugrue (33)                    Assistant Secretary of      Assistant Vice President of N&B
                                                    each Trust                  Management since 1993; prior thereto,
                                                                                employee of N&B Management; Assistant
                                                                                Secretary of eight other mutual funds
                                                                                for which N&B Management acts as
                                                                                investment manager or administrator.

       C. Carl Randolph (59)                        Assistant Secretary of      Principal of Neuberger & Berman since
                                                    each Trust                  1992; prior thereto, employee of
                                                                                Neuberger & Berman; Assistant Secretary
                                                                                of eight other mutual funds for which
                                                                                N&B Management acts as investment
                                                                                manager or administrator.




                                        - 32 -






       Name, Address                                Positions Held
       and Age(1)                                   With the Trusts             Principal Occupation(s)(2)
       -------------                                ---------------             --------------------------

       Barbara DiGiorgio (38)                       Assistant Treasurer of      Assistant Vice President of N&B
                                                    each Trust                  Management since 1993; prior thereto,
                                                                                employee of N&B Management; Assistant
                                                                                Treasurer of eight other mutual funds
                                                                                for which N&B Management acts as
                                                                                investment manager or administrator.

       Celeste Wischerth (35)                       Assistant Treasurer of      Assistant Vice President of N&B
                                                    each Trust                  Management since 1994; prior thereto,
                                                                                employee of N&B Management; Assistant
                                                                                Treasurer of eight other mutual funds
                                                                                for which N&B Management acts as
                                                                                investment manager or administrator.




     ____________________

     (1) Unless otherwise indicated, the business address of each listed person is 605 Third Avenue, New York, NY 10158.

     (2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

     * Indicates a trustee who is an "interested person" of each Trust within the meaning of the 1940 Act. Mssrs. Egener and Giuliano are interested persons by virtue of the fact that they are officers and directors of N&B Management and principals of Neuberger & Berman.


                      The  Trust's   Trust  Instrument   and  Managers   Trust's
     Declaration of Trust each provides that it will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

                      For the fiscal year ended October 31, 1996, each Fund and Portfolio paid and accrued the following fees and expenses to Fund and Portfolio Trustees who were not affiliated with N&B Management or Neuberger & Berman: Neuberger & Berman ULTRA SHORT Bond Trust and Portfolio - $___, and Neuberger & Berman LIMITED MATURITY Bond Trust and Portfolio - $_____.


                      The following table sets forth information concerning the compensation of the trustees and officers of the Trust. None of the Neuberger & Berman Funds(REGISTERED TRADEMARK) has any retirement plan for its trustees or officers.



                                                  TABLE OF COMPENSATION
                                             FOR FISCAL YEAR ENDED 10/31/96
                                              -----------------------------

                                                                                   Total Compensation
                                                                                   from Trusts in the
       Name and Position                         Aggregate Compensation            Neuberger & Berman Fund
       with the Trust                            from the Trust                    Complex Paid to Trustees
       -----------------                         ----------------------            ------------------------

       John Cannon                               $___                              $_______
       Trustee                                                                     (2 other investment companies)

       Charles DeCarlo                           $____                             $_______
       Trustee
       Stanley Egener                            $ 0                               $0
       Chairman of the Board, Chief Executive                                      (9 other investment companies)
       Officer, and Trustee

       Theodore Giuliano                         $ 0                               $ 0
       President and Trustee                                                       (2 other investment companies)
       Barry Hirsch                              $____                             $_______
       Trustee                                                                     (2 other investment companies)

       Robert A. Kavesh                          $____                             $_______
       Trustee                                                                     (2 other investment companies)

       Harold R. Logan                           $____                             $_______
       Trustee                                                                     (2 other investment companies)
       William E. Rulon                          $____                             $_______
       Trustee                                                                     (2 other investment companies)



                                        - 34 -






                                                  TABLE OF COMPENSATION
                                             FOR FISCAL YEAR ENDED 10/31/96
                                              -----------------------------

                                                                                   Total Compensation
                                                                                   from Trusts in the
       Name and Position                         Aggregate Compensation            Neuberger & Berman Fund
       with the Trust                            from the Trust                    Complex Paid to Trustees
       -----------------                         ----------------------            ------------------------
       Candace L. Straight                       $____                             $_______
       Trustee                                                                     (2 other investment companies)



                      At ______________, the trustees and officers of the Trust and Managers Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of each Fund.


                  INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

     Investment Manager and Administrator
     ------------------------------------

                      Because  all  of  the Funds'  net  investable  assets  are invested in their corresponding Portfolios, the Funds do not need an investment manager. N&B Management serves as the Portfolios' investment manager pursuant to a management agreement with Managers Trust, on behalf of the Portfolios, dated as of July 2, 1993 ("Management Agreement"). The Management Agreement was approved by the holders of the interests in all the Portfolios on July 2, 1993.

              The Management Agreement provides, in substance, that N&B Management will make and implement investment decisions for the Portfolios in its discretion and will continuously develop an investment program for the Portfolios' assets. The Management Agreement permits N&B Management to effect securities transactions on behalf of each Portfolio through associated persons of N&B Management. The Management Agreement also specifically permits N&B Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Portfolios, although N&B Management has no current plans to do so.

                      N&B Management provides to each Portfolio, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. N&B Management pays all salaries, expenses, and fees of the officers, trustees, and employees of Managers Trust who are officers, directors, or employees of N&B Management. Two officers and directors of N&B Management (who also are principals of Neuberger & Berman), presently serve as trustees and officers of the Trusts. See "Trustees and Officers." Each Portfolio pays N&B Management a management fee based on the Portfolio's average daily net assets, as described in the Prospectus.

                      N&B Management provides similar facilities, services, and personnel to each Fund pursuant to an administration agreement dated July 2, 1993 ("Administration Agreement"). For such administrative services, each Fund pays N&B Management a fee based on the Fund's average daily net assets, as described in the Prospectus. N&B Management enters into administrative services agreements with Institutions, pursuant to which it compensates such Institutions for accounting, recordkeeping and other services that they provide to investors who purchase shares of the Funds.

                      During the fiscal years ended October 31, 1996, 1995, and 1994, each Fund accrued management and administration fees as follows:
     LIMITED MATURITY - $______, $65,572, and $18,788, respectively; and ULTRA SHORT - $______, $11,176, and $5,804, respectively.


                      As noted in the Prospectus under "Management and Administration -- Expenses," N&B Management has voluntarily undertaken to reimburse each Fund for its Operating Expenses (including fees under the Administration Agreement) and the Fund's pro rata share of the corres-ponding Portfolio's Operating Expenses (including fees under the Management Agreement) that exceed, in the aggregate, 0.75% and 0.80% per annum of the average daily net assets of ULTRA SHORT and LIMITED MATURITY, respectively. N&B Management can terminate each undertaking by giving the Fund at least 60 days' prior written notice. From March 1, 1994 to February 28, 1995, N&B Management reimbursed each Fund for its Operating Expenses (including fees under the Administration Agreement) and its pro rata share of its corresponding Portfolio's Operating Expenses (including fees under the Management Agreement) that exceeded, in the aggregate, 0.65% and 0.70% per annum of the average daily net assets of ULTRA SHORT and LIMITED MATURITY, respectively; prior to that, the expense limitations were 0.65% and 0.65%, respectively. "Operating Expenses" exclude interest, taxes, brokerage costs and extraordinary expenses.


                      For the fiscal years ended October 31, 1996, 1995, and 1994, N&B Management reimbursed each Fund the following amounts of expenses under the above arrangements: LIMITED MATURITY - $_______, $123,568, and $90,718, respectively; and ULTRA SHORT - $_______, $104,135, and $91,185, respectively.


                      The Management Agreement continues with respect to each Portfolio for a period of two years after the date the Portfolio became subject thereto. The Management Agreement is renewable thereafter from year to year with respect to each Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the Portfolio Trustees who are not "interested persons" of N&B Management or Managers Trust ("Independent Portfolio Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Portfolio Trustees or by a 1940 Act majority vote of the outstanding shares in the Portfolio. The Administration Agreement continues with respect to each Fund for a period of two years after the date the Fund became subject thereto. The Administration Agreement is renewable from year to year with respect to a Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees who are not "interested persons" of N&B Management or the Trust ("Independent Fund Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in the Fund.


                      The Management Agreement is terminable, without penalty, with respect to a Portfolio on 60 days' written notice either by Managers Trust or by N&B Management. The Administration Agreement is terminable, without penalty, with respect to a Fund on 60 days' written notice either by N&B Management or by the Trust. Each Agreement terminates automatically if it is assigned.





     Sub-Adviser
     -----------

                      N&B Management retains Neuberger & Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to each Portfolio pursuant to a sub-advisory agreement dated July 2, 1993 ("Sub-Advisory Agreement"). The Sub-Advisory Agreement was approved by the holders of the interests in the Portfolios on July 2, 1993.


                      The Sub-Advisory Agreement provides in substance that Neuberger & Berman will furnish to N&B Management, upon reasonable request, the same type of investment recommendations and research that Neuberger & Berman, from time to time, provides to its principals and employees for use in managing client accounts. In this manner, N&B Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of
     Neuberger & Berman. This staff consists of approximately fourteen investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with N&B Management. The Sub-Advisory Agreement provides that N&B Management will pay for the services rendered by Neuberger & Berman based on the direct and indirect costs to Neuberger & Berman in connection with those services. Neuberger & Berman also serves as a sub-adviser for all of the other mutual funds managed by N&B Management.

                      The Sub-Advisory Agreement continues with respect to each Portfolio for a period of two years after the date the Portfolio became subject thereto, and is renewable thereafter from year to year, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to each Portfolio by the Portfolio Trustees or a 1940 Act majority vote of the outstanding interests in that Portfolio, by N&B Management, or by Neuberger & Berman on not less than 30 nor more than 60 days' written notice. The Sub-Advisory Agreement also terminates automatically with respect to each Portfolio if it is assigned or if the Management Agreement terminates with respect to that Portfolio.

                      Most money managers that come to the Neuberger & Berman organization have at least fifteen years experience. Neuberger & Berman and N&B Management employ experienced professionals that work in a competitive environment.

     Investment Companies Managed
     ----------------------------

                      N&B Management currently serves as investment manager of the following investment companies. As of September 30, 1996, these companies, along with three other investment companies advised by Neuberger & Berman, had aggregate net assets of approximately $13.9 billion, as shown in the following list:


                                                              Approximate
                                                              Net Assets at
     Name                                                September 30, 1996
     ----                                               -------------------


     Neuberger & Berman Cash Reserves Portfolio  . . . . . . . .   $ 527,447,493
          (investment portfolio for Neuberger & Berman Cash Reserves)


     Neuberger & Berman Government Money Portfolio . . . . . . .   $ 319,705,018
          (investment portfolio for Neuberger & Berman Government Money Fund)

     Neuberger & Berman Limited Maturity Bond Portfolio  . . . .  $ 268,892,148
          (investment portfolio for Neuberger & Berman Limited Maturity Bond Fund and Neuberger & Berman Limited Maturity Bond Trust)

     Neuberger & Berman Ultra Short Bond Portfolio . . . . . . .  $  96,306,004
          (investment portfolio for Neuberger & Berman Ultra Short Bond Fund and Neuberger & Berman Ultra Short Bond Trust)

     Neuberger & Berman Municipal Money Portfolio  . . . . . . .  $ 141,116,062
          (investment portfolio for Neuberger & Berman Municipal Money Fund)

     Neuberger & Berman Municipal Securities Portfolio . . . . .  $  38,416,801
          (investment portfolio  for  Neuberger  & Berman  Municipal  Securities
          Trust)

     Neuberger & Berman New York Insured
         Intermediate Portfolio  . . . . . . . . . . . . . . .  $     9,575,489
          (investment  portfolio  for  Neuberger  &  Berman   New  York  Insured
          Intermediate Fund)

     Neuberger & Berman Focus Portfolio  . . . . . . . . . . .  $ 1,174,138,341
          (investment portfolio for Neuberger & Berman Focus Fund, Neuberger & Berman Focus Trust, and Neuberger & Berman Focus Assets)

     Neuberger & Berman Genesis Portfolio  . . . . . . . . . . .  $ 287,653,131
          (investment  portfolio  for  Neuberger  &  Berman   Genesis  Fund  and
          Neuberger & Berman Genesis Trust)

     Neuberger & Berman Guardian Portfolio . . . . . . . . .    $ 6,513,577,557
          (investment portfolio for Neuberger & Berman Guardian Fund, Neuberger & Berman Guardian Trust, and Neuberger & Berman Guardian Assets)

     Neuberger & Berman International Portfolio  . . . . . . . .  $   59,969,278
          (investment portfolio for Neuberger & Berman International Fund)

     Neuberger & Berman Manhattan Portfolio  . . . . . . . . .  $   592,681,290
          (investment   portfolio  for   Neuberger  &   Berman  Manhattan  Fund,
          Neuberger & Berman Manhattan Trust, and Neuberger & Berman Manhattan Assets)

     Neuberger & Berman Partners Portfolio . . . . . . . . . .  $ 2,112,475,324
          (investment portfolio for Neuberger & Berman Partners Fund, Neuberger & Berman Partners Trust, and Neuberger & Berman Partners Assets)

     Neuberger & Berman Socially Responsive Portfolio  . . . .   $   167,005,429
          (investment portfolio for Neuberger & Berman Socially Responsive Fund and Neuberger & Berman NYCDC Socially Responsive Trust)



     Advisers Managers Trust (six series)  . . . . . . . . .   $   1,468,727,224


                      In addition, Neuberger & Berman serves as investment adviser to three investment companies, Plan Investment Fund, Inc., AHA Investment Fund, Inc., and AHA Full Maturity, with assets of $61,738,329, $77,498,236, and $26,954,887, respectively, at September 30, 1996.


                      The investment decisions concerning the Portfolios and the other funds and portfolios managed by N&B Management (collectively, "Other N&B Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other

     N&B  Funds  differ   from  the  Portfolios.    Even  where  the  investment
     objectives are similar, however, the methods used by the Other N&B Funds and the Portfolios to achieve their objectives may differ. The investment results achieved by all of the funds managed by N&B Management have varied from one another in the past and are likely to vary in the future.


                      There may be occasions when a Portfolio and one or more of the Other N&B Funds or other accounts managed by Neuberger & Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated as to amounts in accordance with a formula con-sidered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to a Portfolio, in other cases it is believed that a Portfolio's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Portfolio Trustees that the desirability of the Portfolios' having their advisory arrangements with N&B Management outweighs any disadvantages that may result from contemporaneous transactions.

     Management and Control of N&B Management
     ----------------------------------------

                      The directors and officers of N&B Management, all of whom have offices at the same address as N&B Management, are Richard A. Cantor, Chairman of the Board and director; Stanley Egener, President and director; Theodore P. Giuliano, Vice President and director; Michael M. Kassen, Vice President and director; Irwin Lainoff, director; Lawrence Zicklin, director; Daniel J. Sullivan, Senior Vice President; Peter E. Sundman, Senior Vice President; Michael J. Weiner, Senior Vice President; Claudia A. Brandon, Vice President; Patrick T. Byrne, Vice President; Robert Conti, Treasurer; William Cunningham, Vice President; Clara Del Villar, Vice President; Mark R. Goldstein, Vice President; Farha-Joyce Haboucha, Vice President; Michael Lamberti, Vice President; Josephine P. Mahaney, Vice President; Lawrence Marx III, Vice President; Ellen Metzger, Vice President and Secretary; Janet W. Prindle, Vice President; Felix Rovelli, Vice President; Richard Russell, Vice President; Kent C. Simons, Vice President; Frederick B. Soule, Vice President; Judith M. Vale, Vice President; Susan Walsh, Vice President; Thomas Wolfe, Vice President; Andrea Trachtenberg, Vice President of Marketing; Stacy Cooper-Shugrue, Assistant Vice President; Robert Cresci, Assistant Vice President; Barbara DiGiorgio, Assistant Vice President; Roberta D'Orio, Assistant Vice President; Joseph G. Galli, Assistant Vice President; Robert I. Gendelman, Assistant Vice President; Leslie Holliday-Soto, Assistant Vice President; Jody L. Irwin, Assistant Vice President; Carmen G. Martinez, Assistant Vice President; Paul Metzger, Assistant Vice President; Joseph S. Quirk, Assistant Vice President; Kevin L. Risen, Assistant Vice President; Susan Switzer, Assistant Vice President; Celeste Wischerth, Assistant Vice President; KimMarie Zamot, Assistant Vice President; and Loraine Olavarria, Assistant Secretary. Messrs. Cantor, Egener, Giuliano,

     Lainoff, Zicklin, Goldstein, Kassen, Marx, and Simons and Mmes. Prindle and Vale are principals of Neuberger & Berman.


                      Mr. Guiliano and Mr. Egener are trustees and officers, and Messrs. Sullivan, Weiner, and Russell and Mmes. Brandon, Cooper-Shugrue, DiGiorgio, and Wischerth are officers, of each Trust. C. Carl Randolph, a principal of Neuberger & Berman, also is an officer of each Trust.


                      All of the outstanding voting stock in N&B Management is owned by persons who are also principals of Neuberger & Berman.

                              DISTRIBUTION ARRANGEMENTS

                      N&B Management serves as the distributor ("Distributor") in connection with the offering of each Fund's shares on a no-load basis to Institutions. In connection with the sale of its shares, each Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Funds' "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of each Fund's shares to Institutions without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of the Funds' shares.

                      From time to time, N&B Management may enter into arrangements pursuant to which it compensates a registered broker-dealer or other third party for services in connection with the distribution of Fund shares.

                      The Trust, on behalf of each Fund, and the Distributor are parties to a Distribution Agreement that continues until July 2, 1997. The Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will automatically terminate on its assignment, in the same manner as the Management Agreement.

                           ADDITIONAL EXCHANGE INFORMATION

                      As more fully set forth in the section of the Prospectus entitled "Shareholder Services -- Exchanging Shares," an Institution may exchange shares of either Fund for shares of the other Fund or the equity funds that are briefly described below ("Equity Funds").

     <CAPTIION>


       Neuberger & Berman                Seeks long-term  capital appreciation through investments  principally in
       Focus Trust                       common stocks  selected  from 13  multi-industry economic  sectors.   The
                                         corresponding  portfolio  uses   a  value-oriented  approach  to   select
                                         individual  securities and then focuses its investments in the sectors in
                                         which the undervalued  stocks are clustered.   Through this approach, 90%
                                         or more  of the  portfolio's investments  are normally made  in not  more than six sectors.

       Neuberger & Berman                Seeks  capital  appreciation  through  investments  primarily  in  common
       Genesis Trust                     stocks of companies with small  market capitalizations (i.e., up  to $1.5
                                         billion) at  the time of  the Portfolio's investment.   The corresponding
                                         portfolio uses a value-oriented  approach to the selection  of individual securities.

       Neuberger & Berman                Seeks  capital  appreciation  through  investments  primarily  in  common
       Guardian Trust                    stocks of  long-established, high-quality  companies that  N&B Management
                                         believes are  well-managed.   The corresponding portfolio  uses a  value-
                                         oriented approach  to the  selection of  individual securities.   Current
                                         income  is a secondary objective.  The  sister fund (and its predecessor)
                                         have  paid  its shareholders  an  income dividend  every  quarter,  and a capital  gain  distribution  every year,  since  its  inception  in 1950, although there can be no  assurance that it will  be able to continue  to do so.

       Neuberger & Berman                Seeks   capital   appreciation,   without  regard   to   income,  through
       Manhattan Trust                   investments  generally  in  securities  of  small-,  medium-  and  large-
                                         capitalization companies  that N&B Management  believes have the  maximum
                                         potential  for  increasing  total NAV.    The  corresponding  portfolio's
                                         "growth  at a  reasonable  price"  investment approach  involves  greater risks and share price volatility than programs  that invest in securities thought to be undervalued.

       Neuberger & Berman                Seeks  capital growth through an  investment approach that is designed to
       Partners Trust                    increase  capital with  reasonable risk.   Its  investment  program seeks
                                         securities believed to  be undervalued based on strong  fundamentals such
                                         as  a  low  price-to-earnings  ratio,  consistent  cash  flow,   and  the
                                         company's  track record  through  all parts  of  the market  cycle.   The
                                         corresponding  portfolio uses the  value-oriented investment  approach to the selection of individual securities.


                      Either Fund described herein, and any of the Equity Funds, may terminate or modify its exchange privilege in the future.


                      Fund shareholders who are considering exchanging shares into any of the Equity Funds should note that each such fund (1) is a series of a Delaware business trust (named "Neuberger & Berman Equity Trust") that is registered with the SEC as an open-end management investment company; and (2) invests all of its net investable assets in a corresponding portfolio that has an investment objective, policies, and limitations identical to those of the fund.


                      Before effecting an exchange, Fund shareholders must obtain and should review a currently effective prospectus of the fund into which the exchange is to be made. In this regard, it should be noted that the Equity Funds share a prospectus. An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, a short- or long-term capital gain or loss may be realized.


                          ADDITIONAL REDEMPTION INFORMATION

     Suspension of Redemptions
     -------------------------

                      The right  to redeem a  Fund's shares may  be suspended or payment of the redemption price postponed (1) when the New York Stock Exchange ("NYSE") is closed (other than weekend and holiday closings), (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for the corresponding
     Portfolio to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of a Fund's shareholders; provided that applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.

     Redemptions in Kind
     -------------------

                      Each  Fund reserves the  right, under  certain conditions, to honor any request for redemption, or a combination of requests from the same shareholder in any 90-day period, totalling $250,000 or 1% of the net assets of the Fund, whichever is less, by making payment in whole or in part in securities valued as described under "Share Prices and Net Asset Value" in the Prospectus. If payment is made in securities, a shareholder generally will incur brokerage expenses or other transactions costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Funds do not redeem in kind under normal circumstances, but would do so when the Fund Trustees determined that it was in the best interests of a Fund's shareholders as a whole. Redemptions in kind will be made with readily marketable securities to the extent possible.

                          DIVIDENDS AND OTHER DISTRIBUTIONS

                      Each Fund distributes to its shareholders amounts equal to substantially all of its proportionate share of any net investment income (after deducting expenses incurred directly by the Fund), any net realized capital gains (both long-term and short-term), and any net realized gains from foreign currency transactions earned or realized by its corresponding Portfolio. Each Fund calculates its net investment income and share price as of the close of regular trading on the NYSE on each Business Day (usually 4:00 p.m. Eastern time). Shares of the Funds begin earning income dividends on the Business Day after the proceeds of the purchase order have been converted to "federal funds" and continue to earn dividends through the Business Day they are redeemed. Dividends declared for each month are paid on the last Business Day of the month.


                      A  Portfolio's  net  investment  income  consists  of  all income accrued on portfolio assets less accrued expenses but does not include realized capital and foreign currency gains and losses. Net investment income and realized gains and losses are reflected in a Portfolio's NAV (and, hence, its corresponding Fund's NAV) until they are distributed. Distributions of net realized capital and foreign currency gains, if any, normally are paid once annually, in December. Income dividends are declared daily and paid monthly.


                      Dividends and other distributions, if any, are automatically reinvested in additional shares of the distributing Fund, unless the Institution elects to receive them in cash ("cash election"). To the extent dividends and other distributions are subject to federal, state, or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in Fund shares. A cash election with respect to any Fund remains in effect until the Institution notifies the Fund in writing to discontinue the election.


                              ADDITIONAL TAX INFORMATION

     Taxation of the Funds
     ---------------------

                      In order to continue to qualify for treatment as a RIC under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of the sum of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and for LIMITED MATURITY, net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Hedging Instruments) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities, or any of the following, that were held for less than three months (i) Hedging Instruments (other than those on foreign currencies), or (ii) foreign currencies or Hedging Instruments thereon that are not directly related to the Fund's principal business of investing in securities (or options and Futures with respect thereto) ("Short-Short Limitation"); and (3) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities) of any one issuer.

                      Certain funds managed by N&B Management, including the Sister Funds, have received a ruling from the Internal Revenue Service ("Service") that each such fund, as an investor in a corresponding portfo-lio of Managers Trust or Equity Managers Trust, will be deemed to own a proportionate share of the portfolio's assets and income for purposes of determining whether the fund satisfies all the requirements described above to qualify as a RIC. Although that ruling may not be relied on as precedent by the Funds, N&B Management believes that the reasoning thereof and, hence, its conclusion apply to the Funds as well.

                      Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

                      See the next section for a discussion of the tax conse-quences to ULTRA SHORT and LIMITED MATURITY of hedging and certain other transactions engaged in by their corresponding Portfolios.

     Taxation of the Portfolios
     --------------------------

                      The Portfolios have received a ruling from the Service to the effect that, among other things, each Portfolio will be treated as a separate partnership for federal income tax purposes and will not be a "publicly traded partnership." As a result, neither Portfolio is subject to federal income tax; instead, each investor in a Portfolio, such as a Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, and credits, without regard to whether it has received any cash distributions from the Portfolio. Each Portfolio also is not subject to Delaware or New York income or franchise tax.

                      Because each Fund is deemed to own a proportionate share of its corresponding Portfolio's assets and income for purposes of determining whether the Fund qualifies as a RIC, each Portfolio intends to continue to conduct its operations so that its corresponding Fund will be able to continue to satisfy all those requirements.


                      Distributions to a Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables, and (4) gain (and, in certain situations, loss) may be recognized on an in-kind distribution by the Portfolios. A Fund's basis for its interest in its corresponding Portfolio generally equals the amount of cash the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and capital gains and decreased by
     (1) the amount of cash and the basis of any property the Portfolio distri-butes to the Fund and (2) the Fund's share of the Portfolio's losses.


                      Dividends and interest received by a Portfolio may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

                      The Portfolios' use of hedging strategies, such as writ-ing (selling) and purchasing Futures Contracts and options and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses the Portfolios realize in connection therewith. Gains from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations), and gains from transactions in Hedging Instruments derived by a Portfolio with respect to its business of investing in securities or foreign currencies, will qualify as permissible income for its corresponding Fund under the Income Requirement. However, income from the disposition by a Portfolio of Hedging Instruments (other than those on foreign currencies) will be subject to the Short-Short Limitation for its corresponding Fund if they are held for less than three months. Income from the disposition of foreign currencies, and Hedging Instruments on foreign currencies, that are not directly related to a Portfolio's principal business of investing in securities (or options and Futures with respect thereto) also will be subject to the Short-Short Limitation for its corresponding Fund if they are held for less than three months.

                      If a Portfolio satisfies certain requirements, any in-crease in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether its corresponding Fund satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. Each
     Portfolio will consider whether it should seek to qualify for this treatment for its hedging transactions. To the extent a Portfolio does not so qualify, it may be forced to defer the closing out of certain Hedging Instruments beyond the time when it otherwise would be advan-tageous to do so, in order for its corresponding Fund to continue to qualify as a RIC.

                      Exchange-traded Futures Contracts and listed options thereon constitute "Section 1256 contracts." Section 1256 contracts are required to be marked to market (that is, treated as having been sold at market value) at the end of a Portfolio's taxable year. Sixty percent of any gain or loss recognized as a result of these "deemed sales," and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss, and the remainder is treated as short-term capital gain or loss.

                      Neuberger  &  Berman LIMITED  MATURITY Bond  Portfolio may
     invest in municipal bonds that are purchased with market discount (that is, at a price less than the bond's principal amount or, in the case of a bond that was issued with original issue discount ("OID"), a price less than the amount of the issue price plus accrued OID) ("municipal market discount bonds"). If a bond's market discount is less than the product of (1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the taxpayer acquired the bond, then no market discount is considered to exist. Gain on the disposition of a municipal market discount bond purchased by the Portfolio (other than a bond with a fixed maturity date within one year from its issuance), gener-ally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. In lieu of treating the disposition gain as above, the Portfolio may elect to include market discount in its gross income cur-rently, for each taxable year to which it is attributable.

                      Each Portfolio may acquire zero coupon or other securi-ties issued with OID. As a holder of those securities, each Portfolio (and, through it, its corresponding Fund) must take into account the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on the securities during the year. Because each Fund annually must distribute substantially all of its investment company taxable income (plus its share of its corresponding Portfolio's accrued OID) to satisfy the Distribution Requirement and to avoid imposition of the Excise Tax, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than its proportionate share of the total amount of cash its corresponding Portfolio actually receives. Those distributions will be made from a Fund's (or its proportionate share of its corresponding Portfolio's) cash assets or, if necessary, from the proceeds of sales of that Portfolio's securities. A Portfolio may realize capital gains or losses from those sales, which would increase or decrease its corresponding Fund's investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss). In addition, any such gains may be realized on the disposition of securities held for less than three months. Because of the Short-Short Limitation, any such gains would reduce a Portfolio's ability to sell other securities, or certain Hedging Instruments, held for less than three months that it might wish to sell in the ordinary course of its portfolio management.

     Taxation of the Funds' Shareholders
     -----------------------------------

                      If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.


                                PORTFOLIO TRANSACTIONS

                      Purchases and sales of portfolio securities generally are transacted with issuers, underwriters, or dealers that serve as primary market-makers, who act as principals for the securities on a net basis. The Portfolios typically do not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit.


                      In purchasing and selling portfolio securities other than as described above (for example, in the secondary market), each Portfolio seeks to obtain best execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute transactions, N&B Management considers such factors as the price of the security, the rate of commission, the size and difficulty of the order, and the reliability, integrity, financial condition, and general execution and operational capabilities of competing broker-dealers. N&B Management also may consider the brokerage and research services that broker-dealers provide to the Portfolio or N&B Management. Under certain conditions, a Portfolio may pay higher brokerage commissions in return for brokerage and research services, although neither Portfolio has a current arrangement to do so. In any case, each Portfolio may effect principal transactions with a dealer who furnishes research services, may designate any dealer to receive selling concessions, discounts, or other allowances, or otherwise may deal with any dealer in connection with the acquisition of securities in underwritings.


                      During the fiscal year ended October 31, 1996, Neuberger & Berman ULTRA SHORT Bond Portfolio acquired securities of the following of its "regular brokers or dealers" (as defined in the 1940 Act):
     _____________________________________________.  At October  31, 1996,  that
     Portfolio held the securities of its "regular brokers or dealers" with an aggregate value as follows: ________.


                      During the fiscal year ended October 31, 1996, Neuberger & Berman LIMITED MATURITY Bond Portfolio acquired securities of the following of its "regular brokers or dealers": _________________ _____________________________. At October 31, 1996, that Portfolio held the securities of its "regular brokers or dealers" with an aggregate value as follows: ___________.


                      No  affiliate   of  any  Portfolio  receives  give-ups  or
     reciprocal  business in  connection with  its  portfolio transactions.   No
     Portfolio effects transactions with or through broker-dealers in accordance with any formula or for selling shares of any Fund. However, broker-dealers who execute portfolio transactions may from time to time effect purchases of Fund shares for their customers. The 1940 Act generally prohibits Neuberger & Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, a Portfolio unless an appropriate exemption is available.

     Portfolio Turnover
     ------------------

                      A Portfolio's portfolio turnover rate is calculated by dividing (1) the lesser of the cost of the securities purchased or the value of the securities sold by the Portfolio during the fiscal year (other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less) by (2) the monthly average of the value of such securities owned by the Portfolio during the fiscal year.

                               REPORTS TO SHAREHOLDERS

                      Shareholders of each Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors for the Fund and for its corresponding Portfolio. Each Fund's statements show the investments owned by its corresponding Portfolio and the market values thereof and provide other information about the Fund and its operations, including the Fund's beneficial interest in its corresponding Portfolio.

                             CUSTODIAN AND TRANSFER AGENT

                      Each Fund and Portfolio has selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110 as custodian for its securities and cash. All correspondence should be mailed to Neuberger & Berman Funds, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. State Street also serves as each Fund's transfer agent, administering purchases, redemptions, and transfers of Fund shares with respect to Institutions and the payment of dividends and other distributions to Institutions.

                                INDEPENDENT AUDITORS

                      Each Fund and Portfolio has selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the independent auditors who will audit its financial statements.

                                    LEGAL COUNSEL

                      Each   Fund  and  Portfolio  has  selected  Kirkpatrick  &
     Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C. 20036-1800, as its legal counsel.

                 CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

                      The following table sets forth the name, address, and percentage of ownership of each person who was known by each Fund to own beneficially or of record 5% or more of that Fund's outstanding shares at __________________:


                                                                                 Percentage of
                                Name and Address                                 Ownership at
                                ----------------                                 -------------


       LIMITED MATURITY:        D. Leon Leonhardt PSP                               _____%
       ----------------         for Partners & Principals
                                of Price Waterhouse dtd 6/28/85
                                1410 N. Westshore Blvd.
                                Tampa, FL  33607-4519

                                North American Trust Co.                            _____%
                                Omnibus Acct.
                                P.O. Box 84419
                                San Diego, CA  92138-4419

                                National Financial Serv. Corp.                      _____%
                                For the Exclusive Benefit of Our
                                Customers
                                P.O. Box 3908
                                Church Street Station
                                New York, NY 10008-3908

                                Chase Manhattan Bank TTEE                            ____%
                                Various Retirement Plans under PPI
                                Retirement Program
                                Professional Pensions Inc.
                                444 Foxon Road
                                East Haven, CT  06513-2019

       ULTRA SHORT:             Gary N. Skoloff, etc.                               _____%
       -----------              Skoloff & Wolfe Target Benefit Trust dtd
                                11/1/95
                                293 Eisenhower Pkwy.
                                Livingston, NJ  07039-1711

                                Aetna Life Insurance & Annuity Co.                  _____%
                                ACES - separate account F
                                Attn:  Michael Weiner - RTAL
                                15 Farmington Avenue
                                Hartford, CT  06156-0001








                                        - 51 -






                                                                                 Percentage of
                                Name and Address                                 Ownership at
                                ----------------                                 -------------

                                National Financial Serv. Corp.                      _____%
                                For the Exclusive Benefit of
                                Our Customers
                                P.O. Box 3906
                                Church Street Station
                                New York, NY  10008-3908










                                REGISTRATION STATEMENT

                      This SAI and the Prospectus do not contain all the infor-mation included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C.


                      Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and in each instance reference is made to the copy of any contract or other document filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

                                FINANCIAL STATEMENTS

                      The following financial statements and related documents are incorporated herein by reference to the Funds' Annual Report to shareholders for the fiscal year ended October 31, 1996:


                      [To be filed by amendment to the
                       Trust's registration statement.]

                                                                      Appendix A

                                RATINGS OF SECURITIES

                      S&P corporate bond ratings:
                      --------------------------

                      AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                      AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

                      A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

                      BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

                      BB,B  -  Debt  rated  'BB'  is  regarded,  unbalanced,  as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. 'BB' indicates the lowest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                      BB - Debt rated 'BB' has less near-term vulnerability to default then other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, or economic conditions which could leave to an inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual implied 'BBB-' rating.

                      B - Debt rated 'B' has a greater vulnerability to default but current has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

              Plus (+) or Minus (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within major categories.

                      Moody's corporate bond ratings:

                      Aaa - Bonds rated Aaa are judged to be of the best qual-ity. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                      Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high-grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

                      A - Bonds rated A possess many favorable investment attributes and are considered to be upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

                      Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                      Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well characterizes bonds in this class.

                      B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

                      Modifiers - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the company ranks in the lower end of its generic rating category.

                      S&P commercial paper ratings:

                      A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issuers determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

                      A-2 -  This designation denotes satisfactory  capacity for
     timely payment.   However, the relative degree of safety  is not as high as
     for issues designated A-1.

                      Moody's commercial paper ratings:

                      Issuers rated Prime-1 (or related supporting institu-tions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

                      -        Leading  market   positions  in  well-established
                               industries.
                      -        High rates of return on funds employed.
                      - Conservative capitalization structures with moderate reliance on debt and ample asset protection.
                      - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
                      - Well-established access to a range of financial markets and assured sources of alternate liquidity.

                      Issuers rated Prime-2 (or related supporting institu-tions), also known as P-2, have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                                                                      Appendix B

                                       THE ART OF INVESTMENT:
                               A CONVERSATION WITH ROY NEUBERGER

     [To be filed by amendment to the Trust's registration statement.]

                           NEUBERGER & BERMAN INCOME TRUST

                                       PART C

                                  OTHER INFORMATION

     Item 24.         Financial Statements and Exhibits
     -------          ---------------------------------

     (a)      Financial Statements:

              Audited  financial   statements   for  the   fiscal   year   ended
              October 31, 1996 for Neuberger & Berman Income Trust (with respect to Neuberger & Berman Limited Maturity Bond Trust and Neuberger & Berman Ultra Short Bond Trust) and Income Managers Trust (with respect to Neuberger & Berman Limited Maturity Bond Portfolio and Neuberger & Berman Ultra Short Bond Portfolio) will be filed by amendment to Registrant's Registration Statement.

              Included in Part A of this Post-Effective Amendment:

                      Form  of  FINANCIAL  HIGHLIGHTS  for  the
                      periods indicated  therein for  Neuberger
                      & Berman Limited Maturity Bond Trust  and
                      Neuberger  &  Berman  Ultra  Short   Bond
                      Trust, to be filed by amendment to the Registrant's Registration Statement, for the periods indicated therein.

     (b)      Exhibits:

              Exhibit
              Number              Description
              -------          -----------------
             Exhibit
             Number           Description
             ---------       ------------------

                     (1)     (a)    Certificate of Trust.  Incorporated by
                                    Reference to Post-Effective Amendment No.
                                    3 to Registrant's Registration Statement,
                                    File Nos. 33-62872 and 811-7724, EDGAR
                                    Accession No. 0000898432-96-00018.

                             (b) Trust Instrument of Neuberger & Berman Income Trust. Incorporated by Reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement, File Nos. 33-62872 and 811-7724, EDGAR
                                    Accession No. 0000898432-96-00018.

                             (c) Schedule A - Current Series of Neuberger & Berman Income Trust. Incorporated by Reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement, File Nos. 33-62872 and 811-7724, EDGAR
                                    Accession No. 0000898432-96-00018.

                     (2) By-laws of Neuberger & Berman Income Trust. Incorporated by Reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement, File Nos. 33-62872 and 811-7724, EDGAR Accession No. 0000898432-96-00018.

                     (3)     Voting Trust Agreement.  None.

                     (4)     Specimen Share Certificate.  None.

                     (5)     (a)    (i)          Management Agreement Between
                                                 Income Managers Trust and
                                                 Neuberger & Berman
                                                 Management Incorporated.
                                                 Incorporated by Reference to
                                                 Post-Effective Amendment No.
                                                 21 to Registration Statement
                                                 of Neuberger & Berman Income
                                                 Funds, File Nos. 2-85229 and
                                                 811-3802, EDGAR Accession
                                                 No. 0000898432-96-000117.

                                    (ii)         Schedule A - Portfolios of
                                                 Income Managers Trust
                                                 Currently Subject to the
                                                 Management Agreement.
                                                 Incorporated by Reference to
                                                 Post-Effective Amendment
                                                 No. 21 to Registration
                                                 Statement of Neuberger &
                                                 Berman Income Funds, File
                                                 Nos. 2-85229 and 811-3802,
                                                 EDGAR Accession No.
                                                 0000898432-96-00017.

                                    (iii)        Schedule B - Schedule of
                                                 Compensation Under the
                                                 Management Agreement.
                                                 Incorporated by Reference to
                                                 Post-Effective Amendment
                                                 No. 21 to Registration
                                                 Statement of Neuberger &
                                                 Berman Income Funds, File
                                                 Nos. 2-85229 and 811-3802,
                                                 EDGAR Accession No.
                                                 0000898432-96-00017.


                                    (i)(b)       Sub-Advisory Agreement
                                                 Between Neuberger & Berman
                                                 Management Incorporated and
                                                 Neuberger & Berman, L.P.
                                                 with Respect to Income
                                                 Managers Trust.
                                                 Incorporated by Reference to
                                                 Post-Effective Amendment
                                                 No. 21 to Registration
                                                 Statement of Neuberger &
                                                 Berman Income Funds, File
                                                 Nos. 2-85229 and 811-3802,
                                                 EDGAR Accession No.
                                                 0000898432-96-00017.


                                    (ii)         Schedule A - Portfolios of
                                                 Income Managers Trust
                                                 Currently Subject to the
                                                 Sub-Advisory Agreement.
                                                 Incorporated by Reference to
                                                 Post-Effective Amendment
                                                 No. 21 to Registration
                                                 Statement of Neuberger &
                                                 Berman Income Funds, File
                                                 Nos. 2-85229 and 811-3802,
                                                 EDGAR Accession No.
                                                 0000898432-96-00017.

                     (6)     (a)    Distribution Agreement Between Neuberger
                                    & Berman Income Trust and Neuberger &
                                    Berman Management Incorporated.
                                    Incorporated by Reference to Post-
                                    Effective Amendment No. 3 to Registrant's
                                    Registration Statement, File Nos. 33-
                                    62872 and 811-7724, EDGAR Accession No.
                                    0000898432-96-00018.


                             (b) Schedule A - Series of Neuberger & Berman Income Trust Currently Subject to the Distribution Agreement. Incorporated by Reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement, File Nos. 33-62872 and 811-7724, EDGAR
                                    Accession No. 0000898432-96-00018.


                     (7)     Bonus, Profit Sharing or Pension Plans.  None.

                     (8)     (a)    Custodian Contract Between Neuberger &
                                    Berman Income Trust and State Street Bank and Trust Company. Incorporated by
                                    Reference to Post-Effective Amendment No.
                                    3 to Registrant's Registration Statement,
                                    File Nos. 33-62872 and 811-7724, EDGAR
                                    Accession No. 0000898432-96-00018.

                             (b)    Schedule A - Approved Foreign Banking
                                    Institutions and Securities Depositories
                                    Under the Custodian Contract.
                                    Incorporated by Reference to Post-
                                    Effective Amendment No. 21 to
                                    Registration Statement of Neuberger &
                                    Berman Income Funds, File Nos. 2-85229
                                    and 811-3802, EDGAR Accession No.
                                    0000898432-96-00017.

                     (9)     (a)    (i)          Transfer Agency Agreement
                                                 Between Neuberger & Berman
                                                 Income Trust and State
                                                 Street Bank and Trust
                                                 Company.  Incorporated by
                                                 Reference to Post-Effective
                                                 Amendment No. 3 to
                                                 Registrant's Registration
                                                 Statement, File Nos.
                                                 33-62872 and 811-7724, EDGAR
                                                 Accession No. 0000898432-96-
                                                 00018.

                                    (ii)         First Amendment to Transfer
                                                 Agency and Service Agreement
                                                 between Neuberger & Berman
                                                 Income Trust and State
                                                 Street Bank and Trust
                                                 Company.  Incorporated by
                                                 Reference to Post-Effective
                                                 Amendment No. 3 to
                                                 Registrant's Registration
                                                 Statement, File Nos. 33-
                                                 62872 and 811-7724, EDGAR
                                                 Accession No. 0000898432-96-
                                                 00018.

                             (b)    (i)          Administration Agreement
                                                 Between Neuberger & Berman
                                                 Income Trust and Neuberger &
                                                 Berman Management
                                                 Incorporated.  Incorporated
                                                 by Reference to Post-
                                                 Effective Amendment No. 3 to
                                                 Registrant's Registration
                                                 Statement, File Nos. 33-
                                                 62872 and 811-7724, EDGAR
                                                 Accession No. 0000898432-96-
                                                 00018.

                                    (ii)         Schedule A - Series of
                                                 Neuberger & Berman Income
                                                 Trust Currently Subject to
                                                 the Administration
                                                 Agreement.  Incorporated by
                                                 Reference to Post-Effective
                                                 Amendment No. 3 to
                                                 Registrant's Registration
                                                 Statement, File Nos. 33-
                                                 62872 and 811-7724, EDGAR
                                                 Accession No. 0000898432-96-
                                                 00018.

                                    (iii)        Schedule B - Schedule of
                                                 Compensation Under the
                                                 Administration Agreement.
                                                 Incorporated by Reference to
                                                 Post-Effective Amendment No.
                                                 3 to Registrant's
                                                 Registration Statement, File
                                                 Nos. 33-62872 and 811-7724,
                                                 EDGAR Accession No.
                                                 0000898432-96-00018.

                     (10) Opinion and Consent of Kirkpatrick & Lockhart on Securities Matters. Incorporated by Reference to Registrant's Registration Statement, File Nos. 33-62872 and 811-7724.

                     (11)    Other Opinions, Appraisals, Rulings and
                             Consents:

                                  Consent of Ernst & Young LLP, Independent
                               Auditors.  To be filed by Amendment.

                     (12)    Financial Statements Omitted from Prospectus.
                             None.

                     (13)    Letter of Investment Intent.  None

                     (14)    Prototype Retirement Plan.  None


                     (15)    Plan Pursuant to Rule 12b-1.  NOne.

                     (16) Schedule of Computation of Performance Quotations. Incorporated by Reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement, File Nos. 33-62872 and 811-7724.

                     (17)    Financial Data Schedule.  To be filed by
                             Amendment.

                     (18)    Plan Pursuant to Rule 18f-3.  None.


     Item 25.    Persons Controlled By or Under Common Control with Registrant.
                 -------------------------------------------------------------

              No person is controlled by or under common control with the Registrant.

     Item 26.    Number of Holders of Securities.
     -------     -------------------------------

              The following information is given as of ________, 1996.


                                                             Number of
      Title of Class                                       Record Holders
      --------------                                       --------------

      Shares of beneficial
      interest, $0.001 par value, of:


      Neuberger & Berman Limited Maturity Bond Trust             __

      Neuberger & Berman Ultra Short Bond Trust                  __


     Item 27.    Indemnification.
     --------    ---------------

              A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement; (ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the
     Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

              Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

              Section 9 of the Management Agreement between Income Managers Trust ("Managers Trust") and Neuberger and Berman Management Incorporated ("N&B Management") provides that neither N&B Management nor any director, officer or employee of N&B Management performing services for any series of Managers Trust (each a "Portfolio") at the direction or request of N&B Management in connection with N&B Management's discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a Portfolio in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed (i) to protect N&B Management against any liability to Managers Trust or a Portfolio or its interestholders to which N&B Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of N&B Management's reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of N&B Management who is or was a trustee or officer of Managers Trust against any liability to Managers Trust or a Portfolio or its interestholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with Managers Trust.

              Section 1 of the Sub-Advisory Agreement between N&B Management and Neuberger & Berman, L.P. ("Neuberger & Berman") with respect to Managers Trust provides that in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of reckless disregard of its duties and obligations under the Agreement, Neuberger &

     Berman will not be subject to liability for any act or omission or any loss suffered by any Portfolio or its interestholders in connection with the matters to which the Agreement relates.

              Section 11 of the Agreement provides that N&B Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

              Section 12 of the Administration Agreement provides that each Series shall indemnify N&B Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by N&B Management that result from:
     (i) any claim, action, suit or proceeding in connection with N&B Management's entry into or performance of the Agreement with respect to such Series; or (ii) any action taken or omission to act committed by N&B Management in the performance of its obligations hereunder with respect to such Series; or (iii) any action of N&B Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of the Trust with respect to such Series; provided, that N&B Management shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of N&B Management or its employees, agents or contractors.

              Section 13 of the Administration Agreement provides that N&B Management shall indemnify each Series and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by such Series which result from:
     (i) N&B Management's failure to comply with the terms of this Agreement with respect to such Series; or (ii) N&B Management's lack of good faith in performing its obligations hereunder with respect to such Series; or
     (iii) N&B Management's negligence or misconduct of its employees, agents or contractors in connection herewith with respect to such Series. A Series shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of that Series or its employees, agents or contractors other than N&B Management unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of N&B Management, any affiliated person of N&B Management, or any affiliated person of an affiliated person of N&B Management.

              Section 11 of the Distribution Agreement between the Registrant and N&B Management contains provisions similar to Section 11 of the Administration Agreement, with respect to N&B Management.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     Item 28.    Business and Other Connections of Adviser and Sub-Adviser.
     --------    ----------------------------------------------------------

              There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of N&B Management and each partner of Neuberger & Berman is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

       NAME                           BUSINESS AND OTHER CONNECTIONS
       ----                           ------------------------------

       Claudia A. Brandon             Secretary, Neuberger & Berman Advisers Management
       Vice President,                Trust (Delaware business trust); Secretary,
       N&B Management                 Advisers Managers Trust; Secretary, Neuberger &
                                      Berman Advisers Management Trust (Massachusetts
                                      business trust) (1); Secretary, Neuberger & Berman
                                      Income Funds; Secretary, Neuberger & Berman Income
                                      Trust; Secretary, Neuberger & Berman Equity Funds;
                                      Secretary, Neuberger & Berman Equity Trust;
                                      Secretary, Income Managers Trust; Secretary, Equity
                                      Managers Trust; Secretary, Global Managers Trust;
                                      Secretary, Neuberger & Berman Equity Assets.










                                        - 10 -








       NAME                           BUSINESS AND OTHER CONNECTIONS
       ----                           ------------------------------

       Stacy Cooper-Shugrue           Assistant Secretary, Neuberger & Berman Advisers
       Assistant Vice President,      Management Trust (Delaware business trust);
       N&B Management                 Assistant Secretary, Advisers Managers Trust;
                                      Assistant Secretary, Neuberger & Berman Advisers
                                      Management Trust (Massachusetts business trust)
                                      (1); Assistant Secretary, Neuberger & Berman Income
                                      Funds; Assistant Secretary, Neuberger & Berman
                                      Income Trust; Assistant Secretary, Neuberger &
                                      Berman Equity Funds; Assistant Secretary,
                                      Neuberger & Berman Equity Trust; Assistant
                                      Secretary, Income Managers Trust; Assistant
                                      Secretary, Equity Managers Trust; Assistant
                                      Secretary, Global Managers Trust; Assistant
                                      Secretary, Neuberger & Berman Equity Assets.
       Robert Cresci                  Assistant Portfolio Manager, BNP-N&B Global Asset
       Assistant Vice President,      Management L.P. (joint venture of Neuberger &
       N&B Management                 Berman and Banque Nationale de Paris) (2).

       Barbara DiGiorgio,             Assistant Treasurer, Neuberger & Berman Advisers
       Assistant Vice President,      Management Trust (Delaware business trust);
       N&B Management                 Assistant Treasurer, Advisers Managers Trust;
                                      Assistant Treasurer, Neuberger & Berman Income
                                      Funds; Assistant Treasurer, Neuberger & Berman
                                      Income Trust; Assistant Treasurer, Neuberger &
                                      Berman Equity Funds; Assistant Treasurer,
                                      Neuberger & Berman Equity Trust; Assistant
                                      Treasurer, Income Managers Trust; Assistant
                                      Treasurer, Equity Managers Trust; Assistant
                                      Treasurer, Global Managers Trust; Assistant
                                      Treasurer, Neuberger & Berman Equity Assets.


















                                        - 11 -








       NAME                           BUSINESS AND OTHER CONNECTIONS
       ----                           ------------------------------

       Stanley Egener                 Chairman of the Board and Trustee, Neuberger &
       President and Director,        Berman Advisers Management Trust (Delaware business
       N&B Management; Principal,     trust); Chairman of the Board and Trustee, Advisers
       Neuberger & Berman             Managers Trust; Chairman of the Board and Trustee,
                                      Neuberger & Berman Advisers Management Trust
                                      (Massachusetts business trust) (1); Chairman of the
                                      Board and Trustee, Neuberger & Berman Income Funds;
                                      Chairman of the Board and Trustee, Neuberger &
                                      Berman Income Trust; Chairman of the Board and
                                      Trustee, Neuberger & Berman Equity Funds; Chairman
                                      of the Board and Trustee, Neuberger & Berman Equity
                                      Trust; Chairman of the Board and Trustee, Income
                                      Managers Trust; Chairman of the Board and Trustee,
                                      Equity Managers Trust; Chairman of the Board and
                                      Trustee, Global Managers Trust; Chairman of the
                                      Board and Trustee, Neuberger & Berman Equity
                                      Assets.
       Theodore P. Giuliano           President and Trustee, Neuberger & Berman Income
       Vice President and Director,   Funds; President and Trustee, Neuberger & Berman
       N&B Management; Principal,     Income Trust; President and Trustee, Income
       Neuberger & Berman             Managers Trust.

       C. Carl Randolph               Assistant Secretary, Neuberger & Berman Advisers
       Principal, Neuberger &         Management Trust (Delaware business trust);
       Berman                         Assistant Secretary, Advisers Managers Trust;
                                      Assistant Secretary, Neuberger & Berman Advisers
                                      Management Trust (Massachusetts business trust)
                                      (1); Assistant Secretary, Neuberger & Berman Income
                                      Funds; Assistant Secretary, Neuberger & Berman
                                      Income Trust; Assistant Secretary, Neuberger &
                                      Berman Equity Funds; Assistant Secretary,
                                      Neuberger & Berman Equity Trust; Assistant
                                      Secretary, Income Managers Trust; Assistant
                                      Secretary, Equity Managers Trust; Assistant
                                      Secretary, Global Managers Trust; Assistant
                                      Secretary, Neuberger & Berman Equity Assets.

       Felix Rovelli                  Senior Vice President-Senior Equity Portfolio
       Vice President, N&B            Manager, BNP-N&B Global Asset Management L.P.
       Management                     (joint venture of Neuberger & Berman and Banque
                                      Nationale de Paris) (2).







                                        - 12 -








       NAME                           BUSINESS AND OTHER CONNECTIONS
       ----                           ------------------------------

       Richard Russell                Treasurer, Neuberger & Berman Advisers Management
       Vice President, N&B            Trust (Delaware business trust); Treasurer,
       Management                     Advisers Managers Trust; Treasurer, Neuberger &
                                      Berman Advisers Management Trust (Massachusetts
                                      business trust) (1); Treasurer, Neuberger & Berman
                                      Income Funds; Treasurer, Neuberger & Berman Income
                                      Trust; Treasurer, Neuberger & Berman Equity Funds;
                                      Treasurer, Neuberger & Berman Equity Trust;
                                      Treasurer, Income Managers Trust; Treasurer, Equity
                                      Managers Trust; Treasurer, Global Managers Trust;
                                      Treasurer, Neuberger & Berman Equity Assets.
       Daniel J. Sullivan             Vice President, Neuberger & Berman Advisers
       Senior Vice President,         Management Trust (Delaware business trust); Vice
       N&B Management                 President, Advisers Managers Trust; Vice President,
                                      Neuberger & Berman Advisers Management Trust
                                      (Massachusetts business trust) (1); Vice President,
                                      Neuberger & Berman Income Funds; Vice President,
                                      Neuberger & Berman Income Trust; Vice President,
                                      Neuberger & Berman Equity Funds; Vice President,
                                      Neuberger & Berman Equity Trust; Vice President,
                                      Income Managers Trust; Vice President, Equity
                                      Managers Trust; Vice President, Global Managers
                                      Trust; Vice President, Neuberger & Berman Equity
                                      Assets.

       Susan Switzer                  Portfolio Manager, Mitchell Hutchins Asset
       Assistant Vice President,      Management Inc., 1285 Avenue of the Americas, New
       N&B Management                 York, New York 10019 (3).

       Michael J. Weiner              Vice President, Neuberger & Berman Advisers
       Senior Vice President,         Management Trust (Delaware business trust); Vice
       N&B Management                 President, Advisers Managers Trust; Vice President,
                                      Neuberger & Berman Advisers Management Trust
                                      (Massachusetts business trust) (1); Vice President,
                                      Neuberger & Berman Income Funds; Vice President,
                                      Neuberger & Berman Income Trust; Vice President,
                                      Neuberger & Berman Equity Funds; Vice President,
                                      Neuberger & Berman Equity Trust; Vice President,
                                      Income Managers Trust; Vice President, Equity
                                      Managers Trust; Vice President, Global Managers
                                      Trust; Vice President, Neuberger & Berman Equity
                                      Assets.






                                        - 13 -








       NAME                           BUSINESS AND OTHER CONNECTIONS
       ----                           ------------------------------

       Celeste Wischerth,             Assistant Treasurer, Neuberger & Berman Advisers
       Assistant Vice President,      Management Trust (Delaware business trust);
       N&B Management                 Assistant Treasurer, Advisers Managers Trust;
                                      Assistant Treasurer, Neuberger & Berman Income
                                      Funds; Assistant Treasurer, Neuberger & Berman
                                      Income Trust; Assistant Treasurer, Neuberger &
                                      Berman Equity Funds; Assistant Treasurer,
                                      Neuberger & Berman Equity Trust; Assistant
                                      Treasurer, Income Managers Trust; Assistant
                                      Treasurer, Equity Managers Trust; Assistant
                                      Treasurer, Global Managers Trust; Assistant
                                      Treasurer, Neuberger & Berman Equity Assets.
       Lawrence Zicklin               President and Trustee, Neuberger & Berman Advisers
       Director, N&B Management;      Management Trust (Delaware business trust);
       Principal, Neuberger &         President and Trustee, Advisers Managers Trust;
       Berman                         President and Trustee, Neuberger & Berman Advisers
                                      Management Trust (Massachusetts business trust)
                                      (1); President and Trustee, Neuberger & Berman
                                      Equity Funds; President and Trustee, Neuberger &
                                      Berman Equity Trust; President and Trustee, Equity
                                      Managers Trust; President, Global Managers Trust;
                                      President and Trustee, Neuberger & Berman Equity
                                      Assets



              The principal address of N&B Management, Neuberger & Berman, and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.

     ____________________________________

     (1)      Until April 30, 1995.
     (2)      Until October 31, 1995.
     (3)      Until 1994.


     Item 29.    Principal Underwriters.
     --------    -----------------------

              (a) N&B Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies and any series thereof:

                      Neuberger & Berman Advisers Management Trust
                      Neuberger & Berman Equity Assets
                      Neuberger & Berman Equity Funds
                      Neuberger & Berman Equity Trust
                      Neuberger & Berman Income Funds

                      N&B Management is also the investment manager to the master funds in which the above-named investment companies invest.

              (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.

                                   POSITIONS AND OFFICES               POSITIONS AND OFFICES
       NAME                        WITH UNDERWRITER                    WITH REGISTRANT
       ----                        ---------------------               ----------------------


       Claudia A. Brandon          Vice President                      Secretary

       Patrick T. Byrne            Vice President                      None

       Richard A. Cantor           Chairman of the Board and           None
                                      Director

       Robert Conti                Treasurer                           None

       Stacy Cooper-Shugrue        Assistant Vice President            Assistant Secretary

       Robert Cresci               Assistant Vice President            None

       William Cunningham          Vice President                      None

       Barbara DiGiorgio           Assistant Vice President            Assistant Treasurer

       Roberta D'Orio              Assistant Vice President            None

       Stanley Egener              President and Director              Chairman of the Board of
                                                                       Trustees
                                                                       (Chief Executive Officer)

       Joseph G. Galli             Assistant Vice President            None

       Robert I. Gendelman         Assistant Vice President            None


                                        - 15 -








                                   POSITIONS AND OFFICES               POSITIONS AND OFFICES
       NAME                        WITH UNDERWRITER                    WITH REGISTRANT
       ----                        ---------------------               ----------------------

       Mark R. Goldstein           Vice President                      None

       Theodore P. Giuliano        Vice President and Director         None

       Farha-Joyce Haboucha        Vice President                      None

       Leslie Holliday-Soto        Assistant Vice President            None

       Jody L. Irwin               Assistant Vice President            None

       Michael M. Kassen           Vice President and Director         None

       Irwin Lainoff               Director                            None

       Michael Lamberti            Vice President                      None

       Josephine Mahaney           Vice President                      None

       Carmen G. Martinez          Assistant Vice President            None

       Lawrence Marx III           Vice President                      None

       Ellen Metzger               Vice President and Secretary        None

       Paul Metzger                Assistant Vice President            None

       Lorraine Olavaria           Assistant Secretary                 None

       Janet W. Prindle            Vice President                      None

       Joseph S. Quirk             Assistant Vice President            None
       Kevin L. Risen              Assistant Vice President            None

       Felix Rovelli               Vice President                      None

       Richard Russell             Vice President                      Treasurer (Principal
                                                                       Accounting Officer)

       Kent C. Simons              Vice President                      None

       Frederick B. Soule          Vice President                      None

       Daniel J. Sullivan          Senior Vice President               Vice President




                                        - 16 -








                                   POSITIONS AND OFFICES               POSITIONS AND OFFICES
       NAME                        WITH UNDERWRITER                    WITH REGISTRANT
       ----                        ---------------------               ----------------------

       Peter E. Sundman            Senior Vice President               None

       Susan Switzer               Assistant Vice President            None

       Andrea Trachtenberg         Vice President of Marketing         None

       Judith M. Vale              Vice President                      None

       Clara Del Villar            Vice President                      None

       Susan Walsh                 Vice President                      None

       Michael J. Weiner           Senior Vice President               Vice President
                                                                       (Principal Financial Officer)

       Celeste Wischerth           Assistant Vice President            Assistant Treasurer

       Thomas Wolfe                Vice President                      None

       KimMarie Zamot              Assistant Vice President            None

       Lawrence Zicklin            Director                            Trustee and President


              (c)     No  commissions   or  other   compensation  were  received
     directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

     Item 30.         Location of Accounts and Records.
     -------          --------------------------------

                      All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-Laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.

     Item 31.         Management Services
     -------          -------------------

                      Other than as set forth in Parts A and B of this Registration Statement, the Registrant is not a party to any management-related service contract.

     Item 32.         Undertakings
     -------          ------------

                      Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                     SIGNATURES
                                     ----------

              Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, NEUBERGER & BERMAN INCOME TRUST has duly caused the Post-Effective Amendment No. 4 to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 14th day of November, 1996.

                               NEUBERGER & BERMAN INCOME TRUST


                               By: /s/ Theodore P. Giuliano
                                   -----------------------------
                                    Theodore P. Giuliano
                                    President

              Pursuant  to the requirements  of the Securities Act  of 1933, the
     Post-Effective Amendment  No.      has  been signed below by  the following
     persons in the capacities and on the date indicated.

                 Signature                          Title                       Date
                 ---------                          -----                       ----


       /s/ John Cannon                 Trustee                           November 14, 1996
       ---------------------------
       John Cannon


       /s/ Charles DeCarlo             Trustee                           November 14, 1996
       ---------------------------
       Charles DeCarlo

       /s/ Stanley Egener              Chairman of the Board,            November 14, 1996
       ---------------------------       Chief Executive Officer
       Stanley Egener                    and Trustee


       /s/ Theodore P. Giuliano        President and Trustee             November 14, 1996
       ---------------------------
       Theodore P. Giuliano

       /s/ Barry Hirsch                Trustee                           November 14, 1996
       ---------------------------
       Barry Hirsch


                                (signatures continued on next page)








                 Signature                          Title                       Date
                 ---------                          -----                       ----

       /s/ Robert A. Kavesh            Trustee                           November 14, 1996
       ---------------------------
       Robert A. Kavesh


       /s/ Harold R. Logan             Trustee                           November 14, 1996
       ---------------------------
       Harold R. Logan


       /s/ William E. Rulon            Trustee                           November 14, 1996
       ---------------------------
       William E. Rulon


       /s/ Richard Russell             Treasurer and                     November 14, 1996
       ---------------------------       Principal Accounting Officer
       Richard Russell

       /s/ Candace L. Straight         Trustee                           November 14, 1996
       ---------------------------
       Candace L. Straight


       /s/ Michael J. Weiner           Vice President and                November 14, 1996
       ---------------------------       Principal Financial Officer
       Michael J. Weiner

                                     SIGNATURES
                                     ----------


              Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, INCOME MANAGERS TRUST has duly caused the Post-Effective Amendment No. 4 to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 14th day of November, 1996.

                                INCOME MANAGERS TRUST


                                 By: /s/ Theodore P. Giuliano
                                     --------------------------
                                     Theodore P. Giuliano
                                     President

              Pursuant to the requirements of the Securities Act of 1933, the Post-Effective Amendment No. 4 has been signed below by the following persons in the capacities and on the date indicated.

                 Signature                          Title                       Date
                 ---------                          -----                       ----


       /s/ John Cannon                 Trustee                           November 14, 1996
       ---------------------------
       John Cannon


       /s/ Charles DeCarlo             Trustee                           November 14, 1996
       ---------------------------
       Charles DeCarlo

       /s/ Stanley Egener              Chairman of the Board,            November 14, 1996
       ---------------------------       Chief Executive Officer
       Stanley Egener                    and Trustee


       /s/ Theodore P. Giuliano        President and Trustee             November 14, 1996
       ---------------------------
       Theodore P. Giuliano

       /s/ Barry Hirsch                Trustee                           November 14, 1996
       ---------------------------
       Barry Hirsch


                                (signatures continued on next page)








                 Signature                          Title                       Date
                 ---------                          -----                       ----

       /s/ Robert A. Kavesh            Trustee                           November 14, 1996
       ---------------------------
       Robert A. Kavesh


       /s/ Harold R. Logan             Trustee                           November 14, 1996
       ---------------------------
       Harold R. Logan


       /s/ William E. Rulon            Trustee                           November 14, 1996
       ---------------------------
       William E. Rulon


       /s/ Richard Russell             Treasurer and                     November 14, 1996
       ---------------------------       Principal Accounting Officer
       Richard Russell

       /s/ Candace L. Straight         Trustee                           November 14, 1996
       ---------------------------
       Candace L. Straight


       /s/ Michael J. Weiner           Vice President and                November 14, 1996
       ---------------------------       Principal Financial Officer
       Michael J. Weiner

                           NEUBERGER & BERMAN INCOME TRUST
                     POST-EFFECTIVE AMENDMENT NO. 4 ON FORM N-1A

                                  INDEX TO EXHIBITS

                                                                                 Sequentially
       Exhibit                                                                     Numbered
       Number                        Description                                     Page


       (1)        (a)     Certificate of Trust.  Incorporated by Reference           N.A.
                          to Post-Effective Amendment No. 3 to Registrant's
                          Registration Statement, File Nos. 33-62872 and
                          811-7724, EDGAR Accession No. 0000898432-96-00018.

                  (b)     Trust Instrument of Neuberger & Berman Income              N.A.
                          Trust.  Incorporated by Reference to Post-
                          Effective Amendment No. 3 to Registrant's
                          Registration Statement, File Nos. 33-62872 and
                          811-7724, EDGAR Accession No. 0000898432-96-00018.

                  (c)     Schedule A - Current Series of Neuberger & Berman          N.A.
                          Income Trust.  Incorporated by Reference to Post-
                          Effective Amendment No. 3 to Registrant's
                          Registration Statement, File Nos. 33-62872 and
                          811-7724, EDGAR Accession No. 0000898432-96-00018.
       (2)        By-laws of Neuberger & Berman Income Trust.                        N.A.
                  Incorporated by Reference to Post-Effective Amendment No.
                  3 to Registrant's Registration Statement, File Nos. 33-
                  62872 and 811-7724, EDGAR Accession No. 0000898432-96-
                  00018.

       (3)        Voting Trust Agreement.  None.                                     N.A.
       (4)        Specimen Share Certificate.  None.                                 N.A.

       (5)        (a)     (i)      Management Agreement Between Income               N.A.
                                   Managers Trust and Neuberger & Berman
                                   Management Incorporated.  Incorporated by
                                   Reference to Post-Effective Amendment No.
                                   21 to Registration Statement of Neuberger
                                   & Berman Income Funds, File Nos. 2-85229
                                   and 811-3802, EDGAR Accession No.
                                   0000898432-96-00017.








                                                                                 Sequentially
       Exhibit                                                                     Numbered
       Number                        Description                                     Page


                          (ii)     Schedule A - Portfolios of Income                 N.A.
                                   Managers Trust Currently Subject to the
                                   Management Agreement.  Incorporated by
                                   Reference to Post-Effective Amendment No.
                                   21 to Registration Statement of Neuberger
                                   & Berman Income Funds, File Nos. 2-85229
                                   and 811-3802, EDGAR Accession No.
                                   0000898432-96-00017.
                          (iii)    Schedule B - Schedule of Compensation             N.A.
                                   Under the Management Agreement.
                                   Incorporated by Reference to Post-
                                   Effective Amendment No. 21 to
                                   Registration Statement of Neuberger &
                                   Berman Income Funds, File Nos. 2-85229
                                   and 811-3802, EDGAR Accession No.
                                   0000898432-96-00017.

                  (b)     (i)      Sub-Advisory Agreement Between Neuberger          N.A.
                                   & Berman Management Incorporated and
                                   Neuberger & Berman, L.P. with Respect to
                                   Income Managers Trust.  Incorporated by
                                   Reference to Post-Effective Amendment No.
                                   21 to Registration Statement of Neuberger
                                   & Berman Income Funds, File Nos. 2-85229
                                   and 811-3802, EDGAR Accession No.
                                   0000898432-96-00017.

                          (ii)     Schedule A - Portfolios of Income                 N.A.
                                   Managers Trust Currently Subject to the
                                   Sub-Advisory Agreement.  Incorporated by
                                   Reference to Post-Effective Amendment No.
                                   21 to Registration Statement of Neuberger
                                   & Berman Income Funds, File Nos. 2-85229
                                   and 811-3802, EDGAR Accession No.
                                   0000898432-96-00017.
       (6)        (a)     Distribution Agreement Between Neuberger & Berman          N.A.
                          Income Trust and Neuberger & Berman Management
                          Incorporated.  Incorporated by Reference to Post-
                          Effective Amendment No. 3 to Registrant's
                          Registration Statement, File Nos. 33-62872 and
                          811-7724, EDGAR Accession No. 0000898432-96-00018.








                                                                                 Sequentially
       Exhibit                                                                     Numbered
       Number                        Description                                     Page


                  (b)     Schedule A - Series of Neuberger & Berman Income           N.A.
                          Trust Currently Subject to the Distribution
                          Agreement.  Incorporated by Reference to Post-
                          Effective Amendment No. 3 to Registrant's
                          Registration Statement, File Nos. 33-62872 and
                          811-7724, EDGAR Accession No. 0000898432-96-00018.
       (7)        Bonus, Profit Sharing or Pension Plans.  None.                     N.A.

       (8)        (a)     Custodian Contract Between Neuberger & Berman              N.A.
                          Income Trust and State Street Bank and Trust
                          Company.  Incorporated by Reference to Post-
                          Effective Amendment No. 3 to Registrant's
                          Registration Statement, File Nos. 33-62872 and
                          811-7724, EDGAR Accession No. 0000898432-96-00018.

                  (b)     Schedule A - Approved Foreign Banking Institutions         N.A.
                          and Securities Depositories Under the Custodian
                          Contract.  Incorporated by Reference to Post-
                          Effective Amendment No. 21 to Registration
                          Statement of Neuberger & Berman Income Funds, File
                          Nos. 2-85229 and 811-3802, EDGAR Accession No.
                          0000898432-96-00017.
       (9)        (a)     (i)      Transfer Agency Agreement Between                 N.A.
                                   Neuberger & Berman Income Trust and State
                                   Street Bank and Trust Company.
                                   Incorporated by Reference to Post-
                                   Effective Amendment No. 3 to Registrant's
                                   Registration Statement, File Nos. 33-
                                   62872 and 811-7724, EDGAR Accession No.
                                   0000898432-96-00018.

                          (ii)     First Amendment to Transfer Agency and            N.A.
                                   Service Agreement between Neuberger &
                                   Berman Income Trust and State Street Bank
                                   and Trust Company.  Incorporated by
                                   Reference to Post-Effective Amendment No.
                                   3 to Registrant's Registration Statement,
                                   File Nos. 33-62872 and 811-7724, EDGAR
                                   Accession No. 0000898432-96-00018.








                                                                                 Sequentially
       Exhibit                                                                     Numbered
       Number                        Description                                     Page


                  (b)     (i)      Administration Agreement Between                  N.A.
                                   Neuberger & Berman Income Trust and
                                   Neuberger & Berman Management
                                   Incorporated.  Incorporated by Reference
                                   to Post-Effective Amendment No. 3 to
                                   Registrant's Registration Statement, File
                                   Nos. 33-62872 and 811-7724, EDGAR
                                   Accession No. 0000898432-96-00018.
                          (ii)     Schedule A - Series of Neuberger & Berman         N.A.
                                   Income Trust Currently Subject to the
                                   Administration Agreement.  Incorporated
                                   by Reference to Post-Effective Amendment
                                   No. 3 to Registrant's Registration
                                   Statement, File Nos. 33-62872 and 811-
                                   7724, EDGAR Accession No. 0000898432-96-
                                   00018.

                          (iii)    Schedule B - Schedule of Compensation             N.A.
                                   Under the Administration Agreement.
                                   Incorporated by Reference to Post-
                                   Effective Amendment No. 3 to Registrant's
                                   Registration Statement, File Nos. 33-
                                   62872 and 811-7724, EDGAR Accession No.
                                   0000898432-96-00018.

       (10)       Opinion and Consent of Kirkpatrick & Lockhart on                   N.A.
                  Securities Matters.  Incorporated by Reference to
                  Registrant's Registration Statement, File Nos. 33-62872
                  and 811-7724.








                                                                                 Sequentially
       Exhibit                                                                     Numbered
       Number                        Description                                     Page


       (11)       Other Opinions, Appraisals, Rulings and Consents:
                          Consent of Ernst & Young LLP, Independent                 ____
                          Auditors.  To be Filed by Amendment.

       (12)       Financial Statements Omitted from Prospectus.  None.               N.A.

       (13)       Letter of Investment Intent.  None.                                N.A.
       (14)       Prototype Retirement Plan.  None.                                  N.A.

       (15)       Plan Pursuant to Rule 12b-1.  None.                                N.A.
       (16)       Schedule of Computation of Performance                             N.A.
                  Quotations.  Incorporated by Reference to Post-Effective
                  Amendment No. 1 to Registrant's Registration Statement,
                  File Nos. 33-62872 and 811-7724.

       (17)       Financial Data Schedule.  To be Filed by Amendment.                ____

       (18)       Plan Pursuant to Rule 18-3f.  None.                                N.A.